UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2019

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund
Class A – SEMOX
 Investor Class – SEMPX
 Institutional Class – SEMMX

Semper Short Duration Fund
Investor Class – SEMRX
 Institutional Class – SEMIX

Semi-Annual Report
May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex and may apply to all funds held through your financial intermediary.

SEMPER FUNDS

Table of Contents

Allocation of Portfolio Assets	1
Expense Example	3
Schedules of Investments	5
Statements of Assets and Liabilities	44
Statements of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	57
Notice to Shareholders	73
Approval of Investment Advisory Agreement	74
Privacy Notice	78

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2019 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2019 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/18 – 5/31/19).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15%, 1.15% and 0.90% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class shares, respectively, and limited to 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and Institutional Class shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2019 (Unaudited), Continued

Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19(1)

Class A

Actual	$1,000.00	$1,025.50	$5.20

Hypothetical (5% return	$1,000.00	$1,019.80	$5.19
before expenses)

Investor Class

Actual	$1,000.00	$1,025.50	$5.20

Hypothetical (5% return	$1,000.00	$1,019.80	$5.19
before expenses)

Institutional Class

Actual	$1,000.00	$1,025.80	$3.94

Hypothetical (5% return	$1,000.00	$1,021.04	$3.93
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class are 1.03%, 1.03% and 0.78%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19(1)

Investor Class

Actual	$1,000.00	$1,017.80	$4.28

Hypothetical (5% return	$1,000.00	$1,020.69	$4.28
before expenses)

Institutional Class

Actual	$1,000.00	$1,019.20	$3.02

Hypothetical (5% return	$1,000.00	$1,021.94	$3.02
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – REAL ESTATE – 0.0%
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (c)(e)	$1,000,000	$1,000,065
Total Asset-Backed Securities – Real Estate
(cost $999,998)		1,000,065

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
Apex Credit CLO Ltd.
Series 2016-1A, Class ASR, 3.632%
(3 Month LIBOR USD + 1.050%), 10/27/28 (c)(h)	1,250,000	1,249,972
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.825%
(3 Month LIBOR USD + 1.290%), 5/13/29 (c)(h)	500,000	500,212
Total Collateralized Loan Obligations
(cost $1,748,820)		1,750,184

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 3.960%
(1 Month LIBOR USD + 6.390%), 9/25/20 (g)(h)	1,099,576	24,795
Series 2006-M1, Class IO, 0.078%, 3/25/36 (a)(g)	2,404,909	3,190
GNMA REMIC Trust
Series 2012-25, Class IO, 0.542%, 8/16/52 (a)(g)	2,823,950	60,953
Series 2013-173, Class AC, 2.696%, 10/16/53 (a)	17,131	17,389
Government National Mortgage Association
Series 2002-28, Class IO, 0.809%, 1/16/42 (a)(g)	61,087	1
Series 2005-23, Class IO, 0.018%, 6/17/45 (a)(g)	364,476	202
Series 2006-68, Class IO, 0.269%, 5/16/46 (a)(g)	608,760	4,235
Total Commercial Mortgage-Backed Securities – Agency
(cost $249,690)		110,765

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 5.3%
Bayview Commercial Asset Trust
Series 2004-2, Class A, 2.860%
(1 Month LIBOR USD + 0.430%), 8/25/34 (c)(h)	1,071,199	1,055,851
Series 2004-3, Class B2, 7.455%
(1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	67,591	68,652
Series 2006-2A, Class M1, 2.740%
(1 Month LIBOR USD + 0.310%), 7/25/36 (c)(h)	1,225,925	1,183,845

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Bayview Commercial Asset Trust (Continued)
Series 2006-2A, Class M3, 2.780%
(1 Month LIBOR USD + 0.350%), 7/25/36 (c)(h)	$1,772,121	$1,702,280
Series 2006-3A, Class M1, 2.770%
(1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,836,447	1,764,049
Series 2006-4A, Class A1, 2.660%
(1 Month LIBOR USD + 0.230%), 12/25/36 (c)(h)	1,032,432	1,008,482
Series 2006-4A, Class A2, 2.700%
(1 Month LIBOR USD + 0.270%), 12/25/36 (c)(h)	2,354,490	2,278,951
Series 2007-2A, Class A1, 2.700%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	2,451,655	2,347,547
Series 2007-3, Class M1, 2.740%
(1 Month LIBOR USD + 0.310%), 7/25/37 (c)(h)	381,025	359,646
Series 2007-6A, Class A3A, 3.680%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	2,583,847	2,592,725
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.940%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	449,463	439,633
Freddie Mac Military Housing Bonds Resecuritization Trust
Series 2015-R1, Class C3, 5.496%, 11/25/52 (a)(c)	3,020,016	2,983,944
Series 2015-R1, Class D1, 16.592%, 11/25/55 (a)(c)	4,599,573	4,424,710
FREMF Mortgage Trust
Series 2014-KF05, Class B, 6.481%
(1 Month LIBOR USD + 4.000%), 9/25/22 (c)(h)	921,717	932,599
Series 2017-KF35, Class B, 5.231%
(1 Month LIBOR USD + 2.750%), 8/25/24 (c)(h)	3,349,486	3,356,981
Series 2017-KF39, Class B, 4.981%
(1 Month LIBOR USD + 2.500%), 11/25/24 (c)(h)	2,580,329	2,591,230
Series 2018-KF42, Class B, 4.681%
(1 Month LIBOR USD + 2.200%), 12/25/24 (c)(h)	1,943,620	1,954,479
Series 2018-K731, Class C, 3.910%, 2/25/25 (a)(c)	1,223,000	1,227,410
Series 2018-KF44, Class B, 4.631%
(1 Month LIBOR USD + 2.150%), 2/25/25 (c)(h)	2,326,923	2,316,346
Series 2018-KF47, Class B, 4.481%
(1 Month LIBOR USD + 2.000%), 5/25/25 (c)(h)	6,454,022	6,430,606
Series 2018-KF51, Class B, 4.331%
(1 Month LIBOR USD + 1.850%), 8/25/25 (c)(h)	8,195,704	8,103,562
Series 2018-KF53, Class B, 4.531%
(1 Month LIBOR USD + 2.050%), 10/25/25 (h)	1,444,045	1,442,641
Series 2018-KF55, Class B, 4.781%
(1 Month LIBOR USD + 2.300%), 11/25/25 (c)(h)	4,000,000	3,988,293
Series 2019-KF58, Class B, 4.631%
(1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	3,873,651	3,901,545

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
FREMF Mortgage Trust (Continued)
Series 2019-KF62, Class B, 4.531%
(1 Month LIBOR USD + 2.050%), 4/25/26 (c)(h)	$1,500,000	$1,503,748
Series 2017-KF33, Class B, 5.031%
(1 Month LIBOR USD + 2.550%), 6/25/27 (c)(h)	5,849,016	5,930,603
Series 2017-KF37, Class B, 5.231%
(1 Month LIBOR USD + 2.750%), 6/25/27 (c)(h)	2,770,200	2,805,234
Series 2018-KF43, Class B, 4.631%
(1 Month LIBOR USD + 2.150%), 1/25/28 (c)(h)	4,524,473	4,524,120
Series 2018-KF48, Class B, 4.531%
(1 Month LIBOR USD + 2.050%), 6/25/28 (c)(h)	7,374,886	7,282,640
Series 2018-KF50, Class B, 4.330%
(1 Month LIBOR USD + 1.900%), 7/25/28 (c)(h)	1,525,000	1,516,830
Series 2018-KF52, Class B, 4.431%
(1 Month LIBOR USD + 1.950%), 9/25/28 (h)	9,000,000	8,950,614
Series 2018-KF56, Class B, 4.931%
(1 Month LIBOR USD + 2.450%), 11/25/28 (c)(h)	4,521,183	4,514,480
Series 2019-KF57, Class B, 4.731%
(1 Month LIBOR USD + 2.250%), 1/25/29 (c)(h)	3,022,303	3,036,625
Series 2019-KF59, Class B, 4.831%
(1 Month LIBOR USD + 2.350%), 2/25/29 (c)(h)	2,250,000	2,264,324
Series 2019-KF61, Class B, 4.681%
(1 Month LIBOR USD + 2.200%), 4/25/29 (c)(h)	5,000,000	5,016,710
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	814,249	822,722
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	676,467	684,121
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	484,081	497,589
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	490,229	499,530
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	754,697
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $108,800,353)		109,060,594

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 13.7%
Fannie Mae Connecticut Avenue Securities
Series 2016-C01, Class 1M2, 9.180%
(1 Month LIBOR USD + 6.750%), 8/25/28 (h)	16,809,642	19,344,928
Series 2016-C02, Class 1M2, 8.430%
(1 Month LIBOR USD + 6.000%), 9/25/28 (h)	28,936,018	32,524,808
Series 2016-C03, Class 1M2, 7.730%
(1 Month LIBOR USD + 5.300%), 10/25/28 (h)	3,387,000	3,840,202
Series 2016-C06, Class 1M2, 6.680%
(1 Month LIBOR USD + 4.250%), 4/25/29 (h)	560,000	616,777

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Fannie Mae Connecticut Avenue Securities (Continued)
Series 2018-C05, Class 1M2, 4.780%
(1 Month LIBOR USD + 2.350%), 1/25/31 (h)	$7,455,097	$7,554,565
Series 2018-R07, Class 1M2, 4.830%
(1 Month LIBOR USD + 2.400%), 4/25/31 (c)(h)	6,766,000	6,831,402
Series 2018-R07, Class 1B1, 6.780%
(1 Month LIBOR USD + 4.350%), 4/25/31 (c)(h)	8,880,000	9,306,809
Series 2019-R01, Class 2B1, 6.780%
(1 Month LIBOR USD + 4.350%), 7/25/31 (c)(h)	7,546,000	7,691,724
Series 2019-R02, Class 1M2, 4.730%
(1 Month LIBOR USD + 2.300%), 8/25/31 (c)(h)	19,000,000	19,179,459
Series 2019-R02, Class 1B1, 6.580%
(1 Month LIBOR USD + 4.150%), 8/25/31 (c)(h)	6,750,000	6,908,298
Series 2019-R03, Class 1M2, 4.580%
(1 Month LIBOR USD + 2.150%), 9/25/31 (c)(h)	30,802,000	31,079,218
Series 2019-R03, Class 1B1, 6.530%
(1 Month LIBOR USD + 4.100%), 9/25/31 (c)(h)	12,920,000	13,206,377
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.955%, 3/25/36 (a)	66,893	67,061
FNMA Grantor Trust
Series 2003-T2, Class A1, 2.757%
(1 Month LIBOR USD + 0.140%), 3/25/33 (h)	54,640	53,600
Series 2004-T3, Class 2A, 4.407%, 8/25/43 (a)	55,883	58,008
FNMA Pool
5.500%, 5/1/36, #871313	7,091	7,378
5.000%, 8/1/37, #888534	13,937	14,718
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	51,943	58,617
Series 2007-W8, Class 1A5, 6.380%, 9/25/37 (a)	14,323	16,016
Freddie Mac Structured Agency Credit Risk
Series 2014-DN2, Class M3, 6.030%
(1 Month LIBOR USD + 3.600%), 4/25/24 (h)	23,000,000	24,882,414
Series 2015-DNA3, Class M3, 7.130%
(1 Month LIBOR USD + 4.700%), 4/25/28 (h)	11,145,000	12,660,125
Series 2016-DNA1, Class M3, 8.027%
(1 Month LIBOR USD + 5.550%), 7/25/28 (h)	20,750,000	23,860,126
Series 2016-HQA1, Class M2, 5.180%
(1 Month LIBOR USD + 2.750%), 9/25/28 (h)	1,506,347	1,525,758
Series 2016-HQA2, Class M2, 4.680%
(1 Month LIBOR USD + 2.250%), 11/25/28 (h)	1,145,159	1,161,347
Series 2018-HRP1, Class M2, 4.080%
(1 Month LIBOR USD + 1.650%), 4/25/43 (c)(h)	22,493,032	22,643,924

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk (Continued)
Series 2018-HRP2, Class M3, 4.830%
(1 Month LIBOR USD + 2.400%), 2/25/47 (c)(h)	$21,097,372	$21,609,623
Series 2018-SPI1, Class M2, 3.744%, 2/25/48 (a)(c)	3,700,000	3,461,155
Series 2018-SPI2, Class M2, 3.818%, 5/25/48 (a)(c)	2,329,080	2,218,688
Series 2018-SPI3, Class M2, 4.165%, 8/25/48 (a)(c)	2,250,000	2,191,796
Series 2018-DNA3, Class M2, 4.530%
(1 Month LIBOR USD + 2.100%), 9/25/48 (c)(h)	4,500,000	4,503,735
Series 2018-SPI4, Class M2, 4.460%, 11/25/48 (a)(c)	1,500,000	1,476,311
GNMA II Pool
5.000%, 6/20/40, #745378	65,235	68,299
Total Residential Mortgage-Backed Securities –
Agency (cost $279,350,034)		280,623,266

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 78.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A2B, 2.540%
(1 Month LIBOR USD + 0.110%), 10/25/36 (h)	12,486,553	7,050,621
Series 2006-HE4, Class A1, 2.570%
(1 Month LIBOR USD + 0.140%), 10/25/36 (h)	1,015,722	621,599
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	172,946	172,752
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 3.421%
(12 Month US Treasury Average + 0.940%), 10/25/46 (h)	17,171,612	15,545,527
Series 2006-6, Class A1A, 2.620%
(1 Month LIBOR USD + 0.190%), 12/25/46 (h)	13,230,280	11,688,840
Series 2007-1, Class A1, 3.181%
(12 Month US Treasury Average + 0.700%), 2/25/47 (h)	15,503,590	9,779,798
Series 2007-2, Class A1, 2.555%
(1 Month LIBOR USD + 0.125%), 3/25/47 (h)	8,282,742	7,730,791
Series 2007-5, Class A1, 2.620%
(1 Month LIBOR USD + 0.190%), 6/25/47 (h)	1,628,420	1,539,537
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	3,000,000	3,346,094
Ameriquest Mortgage Securities Trust
Series 2006-M3, Class A2D, 2.670%
(1 Month LIBOR USD + 0.240%), 10/25/36 (h)	8,644,260	3,945,554
Amresco Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class M1F, 7.000%, 1/25/28 (a)	162,186	164,523
Angel Oak Mortgage Trust I LLC
Series 2017-2, Class B1, 4.646%, 7/25/47 (a)(c)	4,023,000	4,073,010

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Angel Oak Mortgage Trust I LLC (Continued)
Series 2019-1, Class M1, 4.500%, 11/25/48 (a)(c)	$1,781,000	$1,857,054
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	3,000,000	3,127,853
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,586,813
Series 19-3, Class B1, 4.099%, 5/25/59 (a)(c)	5,000,000	4,999,934
Argent Securities Inc.
Series 2005-W2, Class M2, 2.940%
(1 Month LIBOR USD + 0.510%), 10/25/35 (h)	33,147,657	32,729,125
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,274,565	1,318,808
Asset Backed Securities Corp.
Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.619%, 9/21/30 (k)	582,183	605,363
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 4.370%, 5/20/36 (a)	19,369	18,520
Series 2008-R4, Class 1A4, 2.927%
(1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	2,498,841	1,696,540
Series 2007-5, Class 7A2, 29.992%
(1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	146,623	269,605
Bayview Financial Mortgage Trust
Series 2005-C, Class M4, 3.230%
(1 Month LIBOR USD + 0.800%), 6/28/44 (h)	3,037,000	2,853,332
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 2.970%
(1 Month LIBOR USD + 0.540%), 10/25/35 (h)	4,457,977	4,405,375
Series 2005-9, Class 11A1, 2.950%
(1 Month LIBOR USD + 0.520%), 11/25/35 (h)	7,183,105	8,047,897
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 2.710%
(1 Month LIBOR USD + 0.280%), 4/25/36 (h)	12,337,500	13,311,253
Series 2006-IM1, Class A6, 2.750%
(1 Month LIBOR USD + 0.320%), 4/25/36 (h)	12,198,966	12,984,221
Series 2006-HE9, Class 1A3, 2.660%
(1 Month LIBOR USD + 0.230%), 11/25/36 (h)	11,943,000	11,299,264
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.285%, 3/25/31 (a)	170,591	170,211
Bear Stearns Second Lien Trust
Series 2007-SV1A, Class M2, 3.780%
(1 Month LIBOR USD + 1.350%), 1/25/36 (c)(h)	6,500,000	6,551,457
Bellemeade Re Ltd.
Series 2018-3A, Class M2, 5.180%
(1 Month LIBOR USD + 2.750%), 10/25/28 (c)(h)	5,125,000	5,171,223
Series 2019-2A, Class M2, 5.530%
(1 Month LIBOR USD + 3.100%), 4/25/29 (c)(h)	1,000,000	1,004,686

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
CAM Mortgage Trust
Series 2018-1, Class A1, 3.960%, 12/1/65 (c)	$48,992	$49,321
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A3, 2.590%
(1 Month LIBOR USD + 0.160%), 10/25/36 (h)	2,304,842	1,753,499
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class A12, 6.500%, 4/25/49 (a)(c)	7,524,730	8,326,562
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.180%
(1 Month LIBOR USD + 2.750%), 5/25/23 (c)(h)	3,750,000	3,759,132
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 4.851%, 12/25/34 (a)	20,458	20,956
Series 2013-2, Class 4A2, 3.227%, 8/25/35 (a)(c)	7,068,330	5,776,903
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,612,366	1,473,816
Series 2007-AMC1, Class A1, 2.590%
(1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	2,444,112	1,668,635
Series 2007-WFH1, Class M4, 2.790%
(1 Month LIBOR USD + 0.360%), 1/25/37 (h)	1,208,356	854,840
Series 2007-WFH2, Class M3, 2.900%
(1 Month LIBOR USD + 0.470%), 3/25/37(h)	9,500,000	9,114,839
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 2.830%
(1 Month LIBOR USD + 0.400%), 7/25/37 (h)	312,525	254,316
COLT Funding LLC
Series 2017-2, Class B1, 4.563%, 10/25/47 (a)(c)	8,000,000	8,161,217
Series 2018-1, Class B1, 4.362%, 2/25/48 (a)(c)	5,600,000	5,679,153
Series 2018-3, Class M2, 4.583%, 10/26/48 (a)(c)	1,440,000	1,464,281
Series 2019-1, Class M1, 4.518%, 3/25/49 (a)(c)	2,000,000	2,090,149
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	393,544
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	9,000,000	9,541,625
Series 2018-1, Class D, 4.920%, 6/15/51 (c)	6,000,000	6,196,613
Series 2018-1, Class E, 5.915%, 6/15/51 (a)(c)	1,534,000	1,576,545
Series 2019-1, Class D, 4.818%, 3/15/52 (c)	1,500,000	1,555,997
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	240,322
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 4.366%, 9/25/34 (a)	494,712	461,759
Series 2005-27, Class 3A2, 3.581%
(12 Month US Treasury Average + 1.100%), 8/25/35 (h)	6,110	4,319
Series 2005-J10, Class 1A9, 3.130%
(1 Month LIBOR USD + 0.700%), 10/25/35 (h)	1,055,424	863,426
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	572,488	386,168

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Countrywide Alternative Loan Trust (Continued)
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	$8,703	$8,475
Series 2006-OA3, Class 1A1, 2.630%
(1 Month LIBOR USD + 0.200%), 5/25/36 (h)	13,361	11,547
Series 2006-18CB, Class A1, 2.900%
(1 Month LIBOR USD + 0.470%), 7/25/36 (h)	10,011,640	6,468,548
Series 2006-45T1, Class 1A2, 2.980%
(1 Month LIBOR USD + 0.550%), 2/25/37 (h)	9,943,519	4,411,216
Series 2007-16CB, Class 1A2, 2.830%
(1 Month LIBOR USD + 0.400%), 8/25/37 (h)	1,154,152	900,726
Series 2006-OA9, Class 1A1, 2.641%
(1 Month LIBOR USD + 0.200%), 7/20/46 (h)	41,553	29,475
Countrywide Asset-Backed Certificates
Series 2006-S4, Class A5, 6.236%, 7/25/34 (a)	3,816,557	3,959,703
Series 2006-21, Class 1A, 2.570%
(1 Month LIBOR USD + 0.140%), 5/25/35 (h)	373,916	362,540
Series 2005-2, Class M6, 4.455%
(1 Month LIBOR USD + 2.025%), 8/25/35 (h)	11,755,679	10,112,597
Series 2006-24, Class 2A3, 2.580%
(1 Month LIBOR USD + 0.150%), 6/25/47 (h)	52,983	50,837
Series 2007-12, Class 2A3, 3.230%
(1 Month LIBOR USD + 0.800%), 8/25/47 (h)	487,781	475,634
Countrywide Home Loans
Series 2003-56, Class 9A1, 4.477%, 12/25/33 (a)	85,325	88,106
Series 2007-11, Class A1, 6.000%, 8/25/37	5,632,667	4,460,382
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.743%, 2/25/33 (a)	52,904	54,148
Series 2003-AR18, Class 4M3, 5.330%
(1 Month LIBOR USD + 2.900%), 7/25/33 (h)	1,025,331	1,016,306
Credit Suisse Mortgage Trust
Series 2015-1R, Class 6A2, 3.000%
(1 Month LIBOR USD + 0.280%), 5/27/37 (c)(h)	2,700,165	2,448,450
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	8,950,144	9,849,544
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,500,000	8,857,824
Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,500,000	3,525,733
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,508,072
Series 2018-3, Class B1, 5.007%, 8/25/58 (a)(c)	6,151,000	6,304,491
Series 2019-1A, Class B1, 5.252%, 1/25/59 (a)(c)	5,250,000	5,284,860
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR3, Class 1A1, 2.570%
(1 Month LIBOR USD + 0.140%), 6/25/37 (h)	4,254,468	4,052,503

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Eagle Re Ltd.
Series 2019-1, Class M2, 5.730%
(1 Month LIBOR USD + 3.300%), 4/25/29 (c)(h)	$6,000,000	$6,015,854
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 2.700%
(1 Month LIBOR USD + 0.270%), 4/25/47 (h)	4,285,767	3,259,051
First Franklin Mortgage Loan Trust
Series 2006-FF11, Class 2A3, 2.580%
(1 Month LIBOR USD + 0.150%), 8/25/36 (h)	10,012,596	9,093,402
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 2.930%
(1 Month LIBOR USD + 0.500%), 9/25/35 (h)	834,531	629,398
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	60,245	51,087
FirstKey Lending Trust
Series 2015-SFR1, Class E, 5.125%, 3/9/47 (a)(c)	2,527,479	2,531,604
Flagstar Mortgage Trust
Series 2018-4, Class B2, 4.377%, 7/25/48 (a)(c)	7,666,522	7,981,457
Series 2018-5, Class B3, 4.555%, 9/25/48 (a)(c)	987,528	1,024,083
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	220,882	227,850
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 3.050%
(1 Month LIBOR USD + 0.620%), 10/25/45 (h)	25,033,463	23,218,327
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 2.500%
(1 Month LIBOR USD + 0.070%), 3/25/36 (h)	35,148	17,797
GSAMP Trust
Series 2007-HS1, Class A1, 3.280%
(1 Month LIBOR USD + 0.850%), 2/25/47 (h)	44,916	45,086
Home Partners of America Trust
Series 2016-2, Class D, 5.432%
(1 Month LIBOR USD + 3.000%), 10/17/33 (c)(h)	3,500,000	3,508,348
Series 2016-2, Class E, 6.212%
(1 Month LIBOR USD + 3.780%), 10/17/33 (c)(h)	1,000,000	1,005,020
Series 2016-2, Class F, 7.132%
(1 Month LIBOR USD + 4.700%), 10/17/33 (c)(h)	4,250,000	4,261,209
Series 2017-1, Class E, 5.082%
(1 Month LIBOR USD + 2.650%), 7/17/34 (c)(h)	750,000	752,161
Series 2017-1, Class F, 5.971%
(1 Month LIBOR USD + 3.539%), 7/17/34 (c)(h)	2,000,000	2,009,470
Series 2018-1, Class E, 4.282%
(1 Month LIBOR USD + 1.850%), 7/17/37 (c)(h)	7,500,000	7,478,191

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Home Partners of America Trust (Continued)
Series 2018-1, Class F, 4.782%
(1 Month LIBOR USD + 2.350%), 7/17/37 (c)(h)	$16,500,000	$16,468,465
Home Re Ltd.
Series 2019-1, Class M1, 4.131%
(1 Month LIBOR USD + 1.650%), 5/25/29 (c)(h)	2,791,000	2,811,846
Series 2019-1, Class M2, 5.731%
(1 Month LIBOR USD + 3.250%), 5/25/29 (c)(e)(h)	1,500,000	1,500,000
Homeward Opportunities Fund Trust
Series 2018-1, Class M1, 4.548%, 6/25/48 (a)(c)	1,250,000	1,294,028
Series 2018-1, Class B1, 5.295%, 6/25/48 (a)(c)	1,250,000	1,314,296
Series 2019-1, Class B1, 4.800%, 1/25/59 (a)(c)	2,000,000	2,023,350
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (k)	1,085,125	1,115,213
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (l)	254,432	255,837
Impac Secured Assets Trust
Series 2006-5, Class 1A1C, 2.700%
(1 Month LIBOR USD + 0.270%), 2/25/37 (h)	18,314,595	15,696,222
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 2.620%
(1 Month LIBOR USD + 0.190%), 4/25/37 (h)	361,198	274,778
Invitation Homes Trust
Series 2018-SFR1, Class E, 4.432%
(1 Month LIBOR USD + 2.000%), 3/17/37 (c)(h)	19,865,000	19,858,341
Series 2018-SFR1, Class F, 4.932%
(1 Month LIBOR USD + 2.500%), 3/17/37 (c)(h)	7,969,777	7,938,532
Series 2018-SFR2, Class E, 4.440%
(1 Month LIBOR USD + 2.000%), 6/17/37 (c)(h)	9,462,000	9,458,968
Series 2018-SFR2, Class F, 4.690%
(1 Month LIBOR USD + 2.250%), 6/17/37 (c)(h)	31,520,000	31,322,726
Series 2018-SFR3, Class E, 4.432%
(1 Month LIBOR USD + 2.000%), 7/17/37 (c)(h)	14,000,000	14,034,043
Series 2018-SFR3, Class F, 4.682%
(1 Month LIBOR USD + 2.250%), 7/17/37 (c)(h)	20,000,000	19,895,882
JP Morgan Mortgage Acquisition Trust
Series 2006-FRE2, Class M1, 2.770%
(1 Month LIBOR USD + 0.340%), 2/25/36 (h)	200,000	197,163
Series 2006-CW1, Class M2, 2.720%
(1 Month LIBOR USD + 0.290%), 5/25/36 (h)	8,822,000	7,382,063
Series 2006-NC2, Class M1, 2.700%
(1 Month LIBOR USD + 0.270%), 7/25/36 (h)	1,000,000	970,771
Series 2006-CH2, Class MV1, 2.640%

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Mortgage Acquisition Trust (Continued)
(1 Month LIBOR USD + 0.210%), 10/25/36 (h)	$3,000,000	$2,440,065
Series 2006-HE3, Class A3, 2.540%
(1 Month LIBOR USD + 0.110%), 11/25/36 (h)	4,520,908	3,880,980
Series 2006-HE3, Class A4, 2.590%
(1 Month LIBOR USD + 0.160%), 11/25/36 (h)	2,804,116	2,424,534
Series 2006-HE3, Class A5, 2.670%
(1 Month LIBOR USD + 0.240%), 11/25/36 (h)	7,252,023	6,342,102
Series 2007-CH3, Class M1, 2.730%
(1 Month LIBOR USD + 0.300%), 3/25/37 (h)	175,000	165,434
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 2.810%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	6,582,937	3,124,039
Series 2014-IVR3, Class B4, 3.149%, 9/25/44 (a)(c)	2,996,292	2,943,108
Series 2015-1, Class B2, 3.636%, 12/25/44 (a)(c)	4,493,665	4,498,876
Series 2015-1, Class B3, 3.636%, 12/25/44 (a)(c)	4,968,061	4,972,360
Series 2015-1, Class B4, 3.636%, 12/25/44 (a)(c)	4,711,101	4,711,939
Series 2015-5, Class B3, 3.293%, 5/25/45 (a)(c)	2,723,238	2,690,990
Series 2015-5, Class B4, 3.293%, 5/25/45 (a)(c)	3,112,000	2,947,920
Series 2018-7FRB, Class B2, 3.816%, 4/25/46 (a)(c)	2,913,547	2,868,685
Series 2018-7FRB, Class B3, 3.816%, 4/25/46 (a)(c)	1,088,252	1,067,793
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(e)(g)	22,608,231	642,074
Series 2017-3, Class 1AX1, 0.438%, 8/25/47 (a)(c)(g)	156,573,295	3,238,781
Series 2018-1, Class AX1, 0.267%, 6/25/48 (a)(c)(g)	370,821,721	4,166,998
Series 2018-3, Class AX1, 0.278%, 9/25/48 (a)(c)(g)	96,590,269	1,149,685
Series 2018-3, Class B2, 3.778%, 9/25/48 (a)(c)	2,711,231	2,757,852
Series 2018-4, Class AX1, 0.292%, 10/25/48 (a)(c)(g)	45,335,541	564,396
Series 2017-5, Class B3, 3.174%, 10/26/48 (a)(c)	3,723,090	3,627,987
Series 2017-6, Class AX1, 0.344%, 12/25/48 (a)(c)(g)	157,059,134	2,905,186
Series 2018-6, Class 1AX1, 0.564%, 12/25/48 (a)(c)(g)	150,141,728	3,986,818
Series 2018-6, Class B2, 4.000%, 12/25/48 (a)(c)	1,224,865	1,246,380
Series 2018-LTV1, 4.500%, 4/25/49 (a)(c)	11,952,996	12,343,515
Series 2019-3, Class B1, 4.796%, 9/25/49 (a)(c)	2,644,185	2,966,024
Series 2019-3, Class B2, 4.796%, 9/25/49 (a)(c)	5,737,721	6,338,922
Series 2019-3, Class B3, 4.796%, 9/25/49 (a)(c)	4,835,023	5,183,091
Series 2019-3, Class B4, 4.796%, 9/25/49 (a)(c)	3,287,257	3,164,937
Series 2019-3, Class B5, 4.796%, 9/25/49 (a)(c)	775,000	612,045
Series 2019-3, Class B6, 4.796%, 9/25/49 (a)(c)	1,936,702	1,161,213
JP Morgan Seasoned Mortgage Trust
Series 2014-1, Class B2, 3.219%, 5/25/33 (a)(c)	7,267,604	7,175,479
Series 2014-1, Class B3, 3.219%, 5/25/33 (a)(c)	5,602,683	5,513,492

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 3.110%
(1 Month LIBOR USD + 0.680%), 12/25/35 (h)	$2,173,070	$1,714,001
Series 2008-4, Class A1, 2.810%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	42,501,859	19,093,531
Series 2006-9, Class 1A5, 3.030%
(1 Month LIBOR USD + 0.600%), 1/25/37 (h)	5,479,893	4,053,931
Lehman XS Trust
Series 2007-6, Class 3A1, 2.590%
(1 Month LIBOR USD + 0.160%), 5/25/37 (h)	3,322,570	3,265,368
Series 2007-6, Class 3A2, 4.719%, 5/25/37 (l)	4,383,733	4,460,285
Series 2007-6, Class 3A5, 4.719%, 5/25/37 (l)	172,769	170,992
Series 2006-9, Class A1C, 2.690%
(1 Month LIBOR USD + 0.260%), 5/25/46 (h)	5,136,047	4,733,754
Long Beach Mortgage Loan Trust
Series 2006-WL2, Class 2A4, 2.730%
(1 Month LIBOR USD + 0.300%), 1/25/36 (h)	5,520,081	5,072,557
Series 2006-WL3, Class 2A4, 2.730%
(1 Month LIBOR USD + 0.300%), 1/25/36 (h)	23,315,635	21,828,417
Series 2006-8, Class 1A, 2.580%
(1 Month LIBOR USD + 0.150%), 9/25/36 (h)	4,048,772	3,066,813
Series 2006-11, Class 1A, 2.590%
(1 Month LIBOR USD + 0.160%), 12/25/36 (h)	12,508,470	9,567,697
LSTAR Securities Investment Ltd.
Series 2018-2, Class A2, 4.986%
(1 Month LIBOR USD + 2.500%), 4/1/23 (c)(h)	20,100,000	20,184,983
Series 2019-1, Class A2, 5.086%
(1 Month LIBOR USD + 2.600%), 3/1/24 (c)(e)(h)	15,500,000	15,500,000
Series 2019-3, Class A2, 4.986%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(e)(h)	5,550,000	5,550,000
Series 2019-2, Class A2, 4.986%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(e)(h)	12,300,000	12,300,000
Series 2019-4, Class A2, 4.930%
(1 Month LIBOR USD + 2.500%), 5/1/24 (c)(e)(h)	13,200,000	13,200,000
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 5.054%
(1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	218,093
Series 2007-WMC1, Class A2, 2.480%
(1 Month LIBOR USD + 0.050%), 1/25/37 (h)	3,612,389	1,387,212
Series 2007-WMC1, Class A3, 2.530%
(1 Month LIBOR USD + 0.100%), 1/25/37 (h)	1,004,161	388,666
Series 2007-WMC1, Class A4, 2.590%
(1 Month LIBOR USD + 0.160%), 1/25/37 (h)	6,826,582	2,666,582

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
MASTR Reperforming Loan Trust
Series 2006-2, Class 1A1, 4.375%, 5/25/36 (a)(c)	$9,267,082	$8,951,580
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-WMC2, Class A2C, 2.580%
(1 Month LIBOR USD + 0.150%), 7/25/36 (h)	6,274,129	3,206,408
Series 2007-NC1, Class A2B, 2.530%
(1 Month LIBOR USD + 0.100%), 11/25/36 (h)	3,237,038	1,958,661
Series 2007-NC1, Class A1, 2.560%
(1 Month LIBOR USD + 0.130%), 11/25/36 (h)	10,356,573	6,230,731
Series 2007-NC1, Class A2D, 2.650%
(1 Month LIBOR USD + 0.220%), 11/25/36 (h)	4,839,777	2,981,512
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A4, 2.780%
(1 Month LIBOR USD + 0.350%), 4/25/37 (h)	6,134,276	4,102,507
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 2.680%
(1 Month LIBOR USD + 0.250%), 8/25/36 (h)	8,092,000	7,419,251
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)(e)	1,198,237	1,195,991
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	3,544,152	3,582,122
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.386%, 5/28/52 (a)(c)	3,242,311	3,456,036
Series 2014-1A, Class B1IO, 1.050%, 1/25/54 (a)(c)(g)	386,698	12,521
Series 2014-3A, Class B1, 4.750%, 11/25/54 (a)(c)	1,022,733	1,096,727
Series 2017-5A, Class B2, 3.930%
(1 Month LIBOR USD + 1.500%), 6/25/57 (c)(h)	3,799,978	3,909,484
Series 2017-5A, Class B3, 4.671%, 6/25/57 (a)(c)(e)	1,916,607	1,949,189
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	413,186	265,266
Ocwen Residential MBS Corp.
Series 1998-R2, Class AP, 3.057%, 11/25/34 (a)(c)	56,256	15,444
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 2.680%
(1 Month LIBOR USD + 0.250%), 2/25/38 (h)	557,978	486,935
PNMAC GMSR Issuer Trust
Series 2018-FT1, Class A, 4.780%
(1 Month LIBOR USD + 2.350%), 4/25/23 (c)(h)	3,000,000	3,032,066
Series 2018-GT2, Class A, 5.080%
(1 Month LIBOR USD + 2.650%), 8/25/25 (c)(h)	2,500,000	2,511,877
Preston Ridge Partners Mortgage Trust
Series 2017-2A, Class A1, 3.470%, 9/25/22 (c)	1,737,928	1,743,569
Series 2017-3A, Class A1, 3.470%, 11/25/22 (a)(c)	163,040	163,403
Series 2018-1A, Class A1, 3.750%, 4/25/23 (a)(c)	84,855	85,308

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Preston Ridge Partners Mortgage Trust (Continued)
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)(e)	$1,000,000	$1,007,500
Series 2018-2A, Class A1, 4.000%, 8/25/23 (a)(c)	85,620	85,654
Series 2018-2A, Class A2, 5.000%, 8/25/23 (a)(c)	500,000	500,262
Series 2018-3A, Class A1, 4.483%, 10/25/23 (a)(c)	1,914,333	1,930,325
Series 2018-3A, Class A2, 5.808%, 10/25/23 (a)(c)	1,000,000	1,023,008
Series 2019-2A, Class A1, 3.967%, 4/25/24 (c)	6,774,564	6,866,617
Series 2019-2A, Class A2, 5.438%, 4/25/24 (c)	2,500,000	2,522,672
Pretium Mortgage Credit Partners I, LLC
Series 2018-NPL4, Class A1, 4.826%, 9/25/58 (c)(k)	1,270,498	1,284,721
Series 2019-NPL1, Class A2, 5.927%, 7/25/60 (c)	400,000	403,951
Progress Residential Trust
Series 2015-SFR2, Class F, 5.069%, 6/12/32 (c)	1,375,000	1,374,534
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	14,046,000	14,264,979
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	5,475,000	5,606,356
Series 2017-SFR2, Class F, 4.836%, 12/17/34 (c)	2,750,000	2,788,745
Series 2018-SFR1, Class E, 4.380%, 3/17/35 (c)	2,500,000	2,550,288
Series 2018-SFR1, Class F, 4.778%, 3/17/35 (c)	1,435,000	1,453,946
Series 2018-SFR2, Class D, 4.338%, 8/17/35 (c)	1,000,000	1,032,399
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	2,000,000	2,060,964
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	5,750,000	5,903,814
Series 2018-SFR2, Class F, 4.953%, 8/17/35 (c)	4,150,000	4,236,875
Series 2019-SFR1, Class F, 5.061%, 8/17/35 (c)	5,750,000	5,927,367
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	7,000,000	7,240,472
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	12,000,000	12,367,971
Series 2019-SFR2, Class F, 4.837%, 5/17/36 (c)	8,000,000	8,184,771
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	13,408	13,656
Radnor RE Ltd.
Series 2019-1, Class M2, 5.637%
(1 Month LIBOR USD + 3.200%), 2/25/29 (c)(h)	8,250,000	8,519,990
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.751%, 6/25/36 (a)(g)	10,312,580	267,765
Series 2006-QS6, Class 1A11, 3.130%
(1 Month LIBOR USD + 0.700%), 6/25/36 (h)	4,551,407	3,783,050
Series 2007-QS1, Class 1A5, 2.980%
(1 Month LIBOR USD + 0.550%), 1/25/37 (h)	7,652,817	5,970,232
Series 2006-QO6, Class A1, 2.610%
(1 Month LIBOR USD + 0.180%), 6/25/46 (h)	3,321,878	1,341,631
RAMP Series Trust
Series 2005-EFC6, Class M4, 3.315%
(1 Month LIBOR USD + 0.885%), 11/25/35 (h)	3,000,000	2,820,910
Series 2007-RS1, Class A3, 2.600%

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
RAMP Series Trust (Continued)
(1 Month LIBOR USD + 0.170%), 2/25/37 (h)	$13,783,388	$7,166,608
Series 2007-RS1, Class A4, 2.710%
(1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	3,397,803
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,590,635	1,171,322
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	783,140	734,864
RCO V Mortgage LLC
Series 2018-2, Class A2, 5.926%, 10/25/23 (c)	1,292,000	1,284,588
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 2.790%
(1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	3,527,975	3,291,788
Series 2006-R1, Class AF1, 2.770%
(1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	4,580,008	4,481,003
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 3.130%
(1 Month LIBOR USD + 0.700%), 9/25/35 (h)	6,411,564	5,438,631
Series 2006-QS6, Class 1A9, 3.030%
(1 Month LIBOR USD + 0.600%), 6/25/36 (h)	5,568,312	4,563,194
Series 2008-QR1, Class 2A1, 2.930%
(1 Month LIBOR USD + 0.500%), 9/25/36 (h)	3,047,950	2,323,044
Series 2006-QS18, Class 1A1, 3.030%
(1 Month LIBOR USD + 0.600%), 12/25/36 (h)	5,842,688	4,659,436
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 3.290%
(1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	774,728	736,733
Roosevelt Mortgage Asset Trust
Series 2018-NPL1, Class A1, 4.090%, 5/25/48 (c)	5,494,237	5,517,216
SACO I Trust
Series 2005-1, Class M2, 3.480%
(1 Month LIBOR USD + 1.050%), 3/25/35 (c)(h)	35,619	35,482
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	1,025,000	999,027
Series 2017-1, Class M2, 4.000%, 1/25/56 (a)(c)	4,450,000	4,303,545
Series 2017-3, Class M2, 4.750%, 7/25/56 (a)(c)	9,975,000	9,738,362
Series 2017-2, Class M2, 4.000%, 8/25/56 (a)(c)	7,200,000	6,931,355
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,167,151
Series 2018-3, Class M, 4.750%, 8/25/57 (a)(c)	11,023,000	10,593,533
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	635,703,646	2,004,151
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	7,234,873
Series 2018-4, Class M, 4.750%, 3/25/58 (c)	9,000,000	8,611,542
Series 2019-1, Class M, 4.750%, 7/25/58 (a)(c)	3,000,000	2,949,084
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	1,898,300

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3, 2.680%
(1 Month LIBOR USD + 0.250%), 5/25/36 (h)	$1,879,445	$1,225,461
Sequoia Mortgage Trust
Series 2013-2, Class AIO2, 1.144%, 2/25/43 (a)(g)	12,345,262	676,087
Series 2013-7, Class AIO2, 0.547%, 6/25/43 (a)(g)	49,179,536	1,187,582
Series 2013-9, Class B2, 3.500%, 7/25/43 (a)(c)	4,228,706	4,275,750
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	16,060,494	361,406
Series 2018-5, Class AIO1, 0.457%, 5/25/48 (a)(c)(g)	164,074,640	3,340,658
Series 2018-7, Class AIO1, 0.247%, 9/25/48 (a)(c)(g)	252,301,486	2,868,315
Series 2018-7, Class B3, 4.247%, 9/25/48 (a)(c)	1,934,137	1,913,906
Soundview Home Loan Trust
Series 2006-1, Class A5, 2.740%
(1 Month LIBOR USD + 0.310%), 2/25/36 (h)	12,422,000	11,189,187
Series 2006-OPT1, Class M1, 2.775%
(1 Month LIBOR USD + 0.345%), 3/25/36 (h)	3,750,000	3,082,404
Series 2006-OPT3, Class M1, 2.740%
(1 Month LIBOR USD + 0.310%), 6/25/36 (h)	3,689,550	2,652,316
Series 2006-OPT5, Class 2A4, 2.670%
(1 Month LIBOR USD + 0.240%), 7/25/36 (h)	10,000,000	9,373,476
Series 2006-WF1, Class A4, 2.710%
(1 Month LIBOR USD + 0.280%), 10/25/36 (h)	1,616,776	1,612,972
Starwood Waypoint Homes Trust
Series 2017-1, Class E, 5.040%
(1 Month LIBOR USD + 2.600%), 1/17/35 (c)(h)	2,381,000	2,388,758
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.875%, 11/25/35 (a)	74,517	70,846
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 3.480%
(1 Month LIBOR USD + 1.050%), 8/25/33 (h)	1,069,521	1,076,985
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	222,783	204,554
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 4.580%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	3,439,800
Series 2019-HY1, Class B2, 4.580%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	11,260,282
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	11,819,737	11,835,321
Series 2015-1, Class B1, 3.925%, 10/25/53 (a)(c)	2,000,000	2,032,862
Series 2015-3, Class B3, 4.281%, 3/25/54 (a)(c)	2,000,000	2,048,098
Series 2016-1, Class B3, 4.282%, 2/25/55 (a)(c)	2,000,000	2,039,672
Series 2015-5, Class B3, 3.999%, 5/25/55 (a)(c)	2,000,000	2,001,239
Series 2016-3, Class B3, 4.140%, 4/25/56 (a)(c)(e)	2,000,000	2,012,239

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Towd Point Mortgage Trust (Continued)
Series 2016-4, Class B3, 4.041%, 7/25/56 (a)(c)	$2,000,000	$2,006,646
Series 2016-5, Class B2, 3.790%, 10/25/56 (a)(c)	6,500,000	6,476,931
Series 2017-1, Class B2, 4.018%, 10/25/56 (a)(c)	8,500,000	8,520,198
Series 2017-5, Class A2, 3.330%
(1 Month LIBOR USD + 0.900%), 2/25/57 (c)(h)	4,500,000	4,454,536
Series 2017-5, Class M2, 3.930%
(1 Month LIBOR USD + 1.500%), 2/25/57 (c)(h)	20,472,000	20,875,261
Series 2017-5, Class B1, 4.230%
(1 Month LIBOR USD + 1.800%), 2/25/57 (c)(h)	10,625,000	10,992,398
Series 2017-5, Class B2, 4.530%
(1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,982,568
Series 2017-5, Class B3, 4.930%
(1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,822,833
Series 2017-2, Class B2, 4.170%, 4/25/57 (a)(c)	6,500,000	6,509,884
Series 2017-4, Class M2, 3.250%, 6/25/57 (a)(c)	12,350,000	11,745,689
Series 2015-2, Class 2B3, 4.504%, 11/25/57 (a)(c)	2,000,000	2,115,779
Series 2019-1, Class M2, 3.750%, 3/25/58 (a)(c)	2,000,000	1,937,289
Series 2018-6, Class B2, 3.875%, 3/25/58 (a)(c)	1,750,000	1,679,348
Series 2019-1, Class B2, 3.927%, 3/25/58 (a)(c)	2,000,000	1,897,180
Series 2018-3, Class B2, 4.116%, 5/25/58 (a)(c)	1,750,000	1,595,737
Series 2019-HY2, Class B1, 4.680%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	9,968,067
Series 2019-HY2, Class B2, 4.680%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,535,543
Series 2018-4, Class B2, 3.282%, 6/25/58 (a)(c)	1,750,000	1,477,053
Series 2018-5, Class B2, 3.517%, 7/25/58 (a)(c)	1,750,000	1,539,121
Series 2018-SJ1, Class M1, 4.500%, 10/25/58 (a)(c)	6,500,000	6,650,251
Series 2018-SJ1, Class M2, 4.750%, 10/25/58 (a)(c)	10,000,000	10,218,187
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	10,274,162
Series 2019-SJ1, Class M1, 4.400%, 11/25/58 (a)(c)	2,500,000	2,550,535
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	10,438,000	10,682,051
Series 2019-SJ2, Class M2, 4.750%, 11/25/58 (a)(c)	12,000,000	12,382,522
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (a)(c)	10,466,000	10,709,730
Series 2019-SJ2, Class B1, 5.000%, 11/25/58 (a)(c)	13,052,000	13,561,868
Series 2019-2, Class M2, 3.750%, 12/25/58 (a)(c)(e)	2,000,000	1,916,318
Series 2019-3, Class M2, 4.250%, 2/25/59 (a)(c)(e)	2,000,000	2,022,921
Series 2015-2, Class 1B3, 3.774%, 11/25/60 (a)(c)	2,000,000	1,964,164
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	13,343,000	13,792,792
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	20,519,000	21,140,057
Series 2017-SFR2, Class F, 5.104%, 1/17/36 (c)	10,125,000	10,377,479
Series 2018-SFR1, Class E, 4.564%, 5/17/37 (c)	6,250,000	6,383,984
Series 2018-SFR1, Class F, 4.960%, 5/17/37 (c)	4,000,000	4,087,474

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)	$1,500,000	$1,516,562
Series 2019-NPL3, Class A2, 6.170%, 3/25/49 (c)	1,000,000	1,000,750
Verus Securitization Trust
Series 2018-2, Class B1, 4.426%, 6/1/58 (a)(c)	7,000,000	7,102,942
Series 2018-3, Class B1, 5.694%, 10/25/58 (a)(c)	4,000,000	4,231,273
Series 2019-1, Class B1, 5.311%, 2/25/59 (a)(c)	214,000	218,763
Series 2019-2, Class B1, 4.437%, 4/25/59 (a)(c)	1,158,000	1,159,424
VOLT LXII LLC
Series 2017-NPL9, Class A2, 4.625%, 9/25/47 (c)(k)	2,851,485	2,842,762
VOLT LXIV LLC
Series 2017-NPL11, Class A1, 3.375%, 10/25/47 (c)(k)	3,742,064	3,751,685
VOLT LXIX LLC
Series 2018-NPL5, Class A1B, 4.704%, 8/25/48 (c)(k)	3,250,000	3,288,671
VOLT LXVII LLC
Series 2018-NPL3, Class A2, 5.875%, 6/25/48 (c)(k)	1,500,000	1,515,249
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.336%, 7/27/48 (c)(k)	400,298	403,165
Series 2018-NPL4, Class A2, 5.927%, 7/27/48 (c)(k)	2,050,000	2,068,896
VOLT LXX LLC
Series 2018-NPL6, Class A1A, 4.115%, 9/25/48 (c)(k)	9,000,501	9,101,576
Series 2018-NPL6, Class A1B, 4.557%, 9/25/48 (c)(k)	925,000	935,061
VOLT LXXI LLC
Series 2018-NPL7, Class A1B, 4.262%, 9/25/48 (c)(k)	3,800,000	3,829,885
VOLT LXXII LLC
Series 2018-NPL8, Class A1A, 4.213%, 10/26/48 (c)(k)	8,338,631	8,394,083
Series 2018-NPL8, Class A1B, 4.655%, 10/26/48 (c)(k)	2,000,000	2,026,334
VOLT LXXIII LLC
Series 2018-NPL9, Class A1A, 4.458%, 10/25/48 (c)(k)	10,695,767	10,793,063
Series 2018-NPL9, Class A1B, 4.949%, 10/25/48 (c)(k)	1,050,000	1,064,967
VOLT LXXIV LLC
Series 2018-NP10, Class A1A, 4.581%, 11/25/48 (c)(k)	9,259,487	9,386,825
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.336%, 1/25/49 (c)(k)	12,187,724	12,335,251
Series 2019-NPL1, Class A1B, 4.826%, 1/25/49 (c)(k)	6,000,000	6,089,859
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE1, Class 2A3, 2.580%
(1 Month LIBOR USD + 0.150%), 1/25/37 (h)	3,611,040	2,304,264
Series 2007-HE2, Class 2A1, 2.530%
(1 Month LIBOR USD + 0.100%), 2/25/37 (h)	22,214,429	9,584,024
Series 2007-HE2, Class 2A2, 2.620%
(1 Month LIBOR USD + 0.190%), 4/25/37 (h)	9,525,015	4,941,788
Series 2007-HE4, Class 2A4, 2.680%
(1 Month LIBOR USD + 0.250%), 7/25/47 (h)	4,747,050	3,364,862

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
WaMu Mortgage Pass-Through Certificates
Series 2006-AR14, Class 1A3, 3.624%, 11/25/36 (a)	$2,908,484	$2,788,295
Series 2006-AR18, Class 1A1, 3.464%, 1/25/37 (a)	1,587,029	1,478,575
Series 2005-AR6, Class B1, 3.330%
(1 Month LIBOR USD + 0.900%), 4/25/45 (h)	4,546,744	3,293,091
Series 2005-AR11, Class B1, 3.040%
(1 Month LIBOR USD + 0.610%), 8/25/45 (h)	12,928,858	12,030,403
Series 2005-AR13, Class B1, 3.030%
(1 Month LIBOR USD + 0.600%), 10/25/45 (h)	4,983,618	4,599,515
Series 2005-AR17, Class X, 1.108%, 12/25/45 (a)(g)	60,363,891	2,249,134
Series 2005-AR17, Class A1B3, 2.780%
(1 Month LIBOR USD + 0.350%), 12/25/45 (h)	2,635,542	2,645,757
Series 2005-AR17, Class A1C4, 2.830%
(1 Month LIBOR USD + 0.400%), 12/25/45 (h)	6,053,854	4,217,168
Series 2005-AR17, Class A1B2, 2.840%
(1 Month LIBOR USD + 0.410%), 12/25/45 (h)	800,364	808,916
Series 2006-AR3, Class A1B, 3.481%
(12 Month US Treasury Average + 1.000%), 2/25/46 (h)	4,969,043	4,654,585
Series 2006-AR5, Class A1A, 3.471%
(12 Month US Treasury Average + 0.990%), 6/25/46 (h)	1,714,360	1,692,192
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	6,824,589	4,492,056
Series 2006-AR9, Class 2A, 3.321%
(12 Month US Treasury Average + 0.840%), 11/25/46 (h)	4,891,622	4,442,050
Series 2007-OA1, Class A1, 3.191%
(12 Month US Treasury Average + 0.710%), 12/25/46 (h)	4,498,174	4,255,225
Wells Fargo Mortgage Backed Securities
Series 2005-AR15, Class 1A1, 4.666%, 9/25/35 (a)	30,845	30,749
Series 2018-1, Class AIO1, 0.201%, 7/25/47 (a)(c)(g)	153,606,564	1,339,803
Series 2018-1, Class B3, 3.701%, 7/25/47 (a)(c)(e)	3,304,144	3,144,026
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $1,616,518,356)		1,603,100,239

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 0.3%
BasePoint – BP SLL Trust,
Series SPL-III, 9.50%, 12/31/19 (d)(e)	6,244,325	6,244,325
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/20 (e)(f)(i)	749,058	828,308
Total Private Placement Participation Agreements
(cost $6,993,383)		7,072,633

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Shares	Value
MONEY MARKET FUND – 2.4%
First American Government
Obligations Fund – Class Z, 2.28% (b)	49,896,370	$49,896,370
Total Money Market Fund (cost $49,896,370)		49,896,370
Total Investments (cost $2,064,557,004) – 99.8%		2,052,614,116
Other Assets less Liabilities – 0.2%		3,132,164
TOTAL NET ASSETS – 100.0%		$2,055,746,280

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2019.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2019.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” The Fund’s investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2019, the value of these investments was $1,307,680,952 or 63.6% of total net assets.

(d)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III.  As of May 31, 2019, the value of this investment was $6,244,325 or 0.3% of total net assets.

(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.  Value determined using significant unobservable inputs. As of May 31, 2019, the total value of fair valued securities was $70,012,956 or 3.4% of total net assets.

(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2019.
(i)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC.  As of May 31, 2019, the value of this investment was $828,308 or 0.0% of total net assets.

(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.
Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of May 31, 2019.
(l)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans.  The interest rate shown is the rate in effect as of May 31, 2019.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – AGENCY – 0.0%
SBA Small Business Investment Cos.
Series 2009-10B, Class 1, 4.233%, 9/10/19	$16,143	$16,168
Small Business Administration Participation Certificates
Series 2009-10E, Class 1, 3.080%, 9/1/19	10,838	10,848
Series 2012-10E, Class 1, 0.980%, 9/1/22	109	107
Total Asset-Backed Securities – Agency (cost $27,093)		27,123

ASSET-BACKED SECURITIES – NON-AGENCY – 15.1%
ACC Trust
Series 2018-1, Class A, 3.700%, 12/21/20 (c)	153,052	153,107
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	250,000	252,703
Series 2019-2, Class D, 3.410%, 6/12/25 (c)	2,000,000	2,013,200
American Express Credit Account Master Trust
Series 2017-5, Class A, 2.820%
(1 Month LIBOR USD + 0.380%), 2/18/25 (j)	1,250,000	1,253,182
Avant Loans Funding Trust
Series 2018-A, Class A, 3.090%, 6/15/21 (c)	135,048	135,412
Barclays Dryrock Issuance Trust
Series 2017-1, Class A, 2.770%
(1 Month LIBOR USD + 0.330%), 3/15/23 (j)	1,000,000	1,001,745
Series 2017-2, Class A, 2.740%
(1 Month LIBOR USD + 0.300%), 5/15/23 (j)	1,000,000	1,001,863
Series 2018-1, Class A, 2.770%
(1 Month LIBOR USD + 0.330%), 7/15/24 (j)	1,000,000	1,001,201
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)	31,987	31,987
Capital One Multi-Asset Execution Trust
Series 2018-A2, Class A2, 2.790%
(1 Month LIBOR USD + 0.350%), 3/16/26 (j)	670,000	669,347
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	1,670,001	1,674,749
CPS Auto Trust
Series 2016-D, Class D, 4.530%, 1/17/23 (c)	925,000	942,462
Drive Auto Receivables Trust
Series 2018-2, Class D, 4.140%, 8/15/24	2,000,000	2,049,434
Series 2019-2, Class D, 3.690%, 8/17/26	1,000,000	1,020,824
DT Auto Owner Trust
Series 2016-2A, Class D, 5.430%, 11/15/22 (c)	212,909	215,284
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	250,000	249,992

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
DT Auto Owner Trust (Continued)
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	$234,827	$237,041
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	500,000	505,671
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,500,000	2,591,728
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	500,000	506,374
Exeter Automobile Receivables Trust
Series 2019-2A, Class D, 3.710%, 3/17/25 (c)	2,000,000	2,038,480
Flagship Credit Auto Trust
Series 2015-3, Class D, 7.120%, 11/15/22 (c)	1,500,000	1,567,659
Series 2017-3, Class D, 3.730%, 9/15/23 (c)	1,000,000	1,015,915
Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A2, 2.720%
(1 Month LIBOR USD + 0.280%), 5/15/23 (j)	1,250,000	1,248,039
Series 2018-3, Class A2, 2.840%
(1 Month LIBOR USD + 0.400%), 10/15/23 (j)	1,250,000	1,252,741
GLS Auto Receivables Trust
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	300,000	299,218
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	105,651	105,592
Series 2019-2A, Class C, 3.540%, 2/18/25 (c)	2,000,000	2,028,544
GMF Floorplan Owner Revolving Trust
Series 2018-4, Class A2, 2.850%
(1 Month LIBOR USD + 0.410%), 9/15/23 (c)(j)	1,000,000	996,970
Gracechurch Card Funding Plc
Series 2018-1A, Class A, 2.840%
(1 Month LIBOR USD + 0.400%), 7/15/22 (c)(j)	1,600,000	1,598,494
Marlette Funding Trust
Series 2018-1A, Class A, 2.610%, 3/15/28 (c)	113,473	113,349
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A1, 3.040%
(1 Month LIBOR USD + 0.600%), 10/15/23 (c)(j)	1,000,000	1,002,097
Prestige Auto Receivables Trust
Series 2015-1, Class E, 4.670%, 1/17/22 (c)	500,000	501,071
Series 2016-2A, Class D, 3.910%, 11/15/22 (c)	1,085,000	1,096,137
Series 2017-1A, Class D, 3.610%, 10/16/23 (c)	2,055,000	2,088,695
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930%
(28 Day Auction Rate + 0.000%), 9/15/32 (j)	550,000	549,076
SoFi Consumer Loan Program Trust
Series 2015-1, Class A, 3.280%, 9/15/23 (c)	13,625	13,626
Series 2016-2, Class B, 4.770%, 10/27/25 (a)(c)	210,000	215,610
Series 2017-2, Class A, 3.280%, 2/25/26 (c)	87,932	88,532

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 3.630%
(1 Month LIBOR USD + 1.200%), 6/25/33 (c)(j)	$344,931	$348,170
Series 2016-C, Class A1, 3.530%
(1 Month LIBOR USD + 1.100%), 10/27/36 (c)(j)	535,035	540,497
Series 2015-D, Class A1, 3.930%
(1 Month LIBOR USD + 1.500%), 10/27/36 (c)(j)	230,280	233,788
South Carolina Student Loan Corp.
Series 2013-1, Class A, 2.930%
(1 Month LIBOR USD + 0.500%), 1/25/41 (j)	154,286	153,626
TLF National Tax Lien Trust
Series 2017-1A, Class A, 3.090%, 12/15/29 (c)	238,432	237,943
Series 2017-1A, Class B, 3.840%, 12/15/29 (c)	59,608	59,605
Trillium Credit Card Trust II
Series 2018-1A, Class A, 2.680%
(1 Month LIBOR USD + 0.250%), 2/27/23 (c)(j)	775,000	774,956
United Auto Credit Securitization Trust
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	500,000	502,524
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	2,000,000	2,014,030
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, 2.940%
(1 Month LIBOR USD + 0.500%), 11/15/22 (c)(j)	1,000,000	1,003,506
Westlake Automobile Receivables Trust
Series 2019-1A, Class D, 3.670%, 3/15/24 (c)	1,500,000	1,528,011
Series 2019-1A, Class E, 4.490%, 7/15/24 (c)	1,500,000	1,529,024
Total Asset-Backed Securities – Non-Agency
(cost $43,915,784)		44,252,831

ASSET-BACKED SECURITIES – REAL ESTATE – 0.1%
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	168,694	167,535
Total Asset-Backed Securities – Real Estate
(cost $166,884)		167,535

COLLATERALIZED LOAN OBLIGATIONS – 23.9%
ACIS CLO Ltd.
Series 2014-3A, Class A1A, 4.089%
(3 Month LIBOR USD + 1.510%), 2/1/26 (c)(j)	873,082	873,691
Series 2014-4A, Class A, 3.999%
(3 Month LIBOR USD + 1.420%), 5/1/26 (c)(j)	2,000,000	2,002,558

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
ACIS CLO Ltd. (Continued)
Series 2014-5A, Class A1, 4.089%
(3 Month LIBOR USD + 1.510%), 11/1/26 (c)(j)	$1,499,051	$1,502,487
Series 2017-7A, Class A1, 3.929%
(3 Month LIBOR USD + 1.350%), 5/1/27 (c)(j)	4,000,000	4,008,132
Series 2015-6A, Class A1, 4.169%
(3 Month LIBOR USD + 1.590%), 5/1/27 (c)(j)	500,000	501,029
Allegro CLO VII Ltd.
Series 2018-1A, Class A, 3.697%
(3 Month LIBOR USD + 1.100%), 6/13/31 (c)(j)	1,000,000	991,526
ALM VIII Ltd.
Series 2013-8A, Class A1R, 4.087%
(3 Month LIBOR USD + 1.490%), 10/15/28 (c)(j)	2,000,000	2,001,465
Antares CLO Ltd.
Series 2017-2A, Class A, 4.122%
(3 Month LIBOR USD + 1.530%), 1/20/30 (c)(j)	2,000,000	1,991,486
Apex Credit CLO LLC
Series 2017-1A, Class A1, 4.051%
(3 Month LIBOR USD + 1.470%), 4/24/29 (c)(j)	1,500,000	1,500,252
APIDOS CLO XI
Series 2012-11A, Class AR, 4.028%
(3 Month LIBOR USD + 1.440%), 1/17/28 (c)(j)	600,000	602,728
Apidos CLO XVI
Series 2013-16A, Class A1R, 3.572%
(3 Month LIBOR USD + 0.980%), 1/19/25 (c)(j)	173,251	173,356
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class AR2, 3.861%
(3 Month LIBOR USD + 1.260%), 7/16/29 (c)(j)	2,100,000	2,100,220
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class X, 3.401%
(3 Month LIBOR USD + 0.800%), 10/18/29 (c)(j)	35,000	35,000
Black Diamond CLO Ltd.
Series 2017-1A, Class A1A, 3.871%
(3 Month LIBOR USD + 1.290%), 4/24/29 (c)(j)	2,500,000	2,503,648
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 3.582%
(3 Month LIBOR USD + 1.000%), 7/28/28 (c)(j)	1,000,000	999,350
Catamaran CLO Ltd.
Series 2014-2A, Class A1R, 4.001%
(3 Month LIBOR USD + 1.400%), 10/18/26 (c)(j)	2,142,367	2,147,085
Cent CLO Ltd.
Series 2013-19A, Class A1A, 3.912%
(3 Month LIBOR USD + 1.330%), 10/29/25 (c)(j)	570,126	572,113

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
CIFC Funding Ltd.
Series 2015-5A, Class A1R, 3.440%
(3 Month LIBOR USD + 0.860%), 10/25/27 (c)(j)	$285,000	$284,274
Cutwater Ltd.
Series 2014-1A, Class A1AR, 3.847%
(3 Month LIBOR USD + 1.250%), 7/15/26 (c)(j)	1,999,935	2,001,508
Dewolf Park CLO Ltd.
Series 2017-1A, Class A, 3.807%
(3 Month LIBOR USD + 1.210%), 10/15/30 (c)(j)	2,390,000	2,391,560
Dryden CLO Ltd.
Series 2018-57A, Class A, 3.528%
(3 Month LIBOR USD + 1.010%), 5/15/31 (c)(j)	890,000	883,901
Elevation CLO Ltd.
Series 2013-1A, Class A1R, 4.038%
(3 Month LIBOR USD + 1.520%), 11/15/28 (c)(j)	1,500,000	1,501,347
Ellington CLO IV Ltd.
Series 2019-1A, Class A, 4.348%
(3 Month LIBOR USD + 1.840%), 4/15/29 (c)(j)	2,000,000	2,001,259
Ellington CLO Ltd.
Series 2018-3A, Class A1, 4.242%
(3 Month LIBOR USD + 1.650%), 7/20/30 (c)(j)	1,500,000	1,490,536
FLAGS
Series 2013-7A, Class BR, 4.142%
(3 Month LIBOR USD + 1.55%), 1/20/26 (c)(j)	500,000	500,625
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 3.647%
(3 Month LIBOR USD + 1.050%), 7/15/27 (c)(j)	400,000	400,637
GLG Ore Hill CLO Ltd.
Series 2013-1A, Class A, 3.717%
(3 Month LIBOR USD + 1.120%), 7/15/25 (c)(j)	660,894	661,002
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 3.742%
(3 Month LIBOR USD + 1.150%), 10/20/28 (c)(j)	280,000	279,994
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class AR, 3.692%
(3 Month LIBOR USD + 1.100%), 10/22/25 (c)(j)	181,958	182,027
Series 2015-1A, Class AR, 3.512%
(3 Month LIBOR USD + 0.920%), 4/20/27 (c)(j)	749,549	747,121
Highbridge Loan Management Ltd.
Series 2015-7A, Class XR, 3.118%
(3 Month LIBOR USD + 0.600%), 3/15/27 (c)(j)	50,000	49,898

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
ICG US CLO Ltd.
Series 2014-1A, Class A1R, 3.812%
(3 Month LIBOR USD + 1.220%), 1/20/30 (c)(j)	$2,000,000	$1,988,403
JFIN MM CLO Ltd.
Series 2014-1A, Class A, 4.192%
(3 Month LIBOR USD + 1.600%), 4/20/25 (c)(j)	960,261	960,777
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 3.887%
(3 Month LIBOR USD + 1.290%), 4/15/29 (c)(j)	2,000,000	1,994,829
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 4.192%
(3 Month LIBOR USD + 1.600%), 7/20/24 (c)(j)	500,000	500,189
Mountain Hawk III CLO Ltd.
Series 2014-3A, Class AR, 3.801%
(3 Month LIBOR USD + 1.200%), 4/18/25 (c)(j)	2,030,313	2,032,051
Mountain View CLO LLC
Series 2017-2A, Class X, 3.251%
(3 Month LIBOR USD + 0.650%), 1/16/31 (c)(j)	105,000	104,410
Nassau II Ltd.
Series 2017-IIA, Class AL, 3.847%
(3 Month LIBOR USD + 1.250%), 1/15/30 (c)(j)	800,000	797,716
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 3.542%
(3 Month LIBOR USD + 0.950%), 4/20/28 (c)(d)(j)	500,000	497,375
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.825%
(3 Month LIBOR USD + 1.290%), 5/13/29 (c)(j)	500,000	500,212
OHA Loan Funding Ltd.
Series 2015-1A, Class AR, 3.928%
(3 Month LIBOR USD + 1.410%), 8/15/29 (c)(j)	1,250,000	1,254,994
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, 3.672%
(3 Month LIBOR USD + 1.080%), 7/20/28 (c)(j)	500,000	500,264
Sound Point CLO Ltd.
Series 2017-15, Class A, 3.982%
(3 Month LIBOR USD + 1.390%), 1/23/29 (c)(j)	2,055,000	2,056,065
Telos CLO Ltd.
Series 2014-6A, Class A1R, 3.858%
(3 Month LIBOR USD + 1.270%), 1/17/27 (c)(j)	1,976,044	1,977,417
Series 2013-4A, Class AR, 3.828%
(3 Month LIBOR USD + 1.240%), 1/17/30 (c)(j)	250,000	248,615
TICP CLO I Ltd.
Series 2015-1A, Class AR, 3.392%
(3 Month LIBOR USD + 0.800%), 7/20/27 (c)(j)	200,000	199,921

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
TICP CLO VI Ltd.
Series 2016-6A, Class A, 4.147%
(3 Month LIBOR USD + 1.550%), 1/15/29 (c)(j)	$1,300,000	$1,300,588
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 3.702%
(3 Month LIBOR USD + 1.110%), 10/20/28 (c)(j)	2,000,000	1,995,882
TRINITAS CLO IV Ltd.
Series 2016-4A, Class XR, 3.351%
(3 Month LIBOR USD + 0.750%), 10/18/31 (c)(j)	825,000	823,900
Venture XV CLO Ltd.
Series 2013-15A, Class AR, 4.117%
(3 Month LIBOR USD + 1.520%), 7/15/28 (c)(j)	500,000	500,272
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 3.477%
(3 Month LIBOR USD + 0.880%), 4/15/27 (c)(j)	1,965,000	1,954,973
Venture XXVI CLO Ltd.
Series 2017-26A, Class A, 4.042%
(3 Month LIBOR USD + 1.450%), 1/20/29 (c)(j)	2,000,000	2,001,687
Venture XXVII CLO Ltd.
Series 2017-27A, Class A, 3.892%
(3 Month LIBOR USD + 1.300%), 7/20/30 (c)(j)	100,000	100,038
Wellfleet CLO Ltd.
Series 2017-1A, Class A1, 3.912%
(3 Month LIBOR USD + 1.320%), 4/20/29 (c)(h)(j)	2,500,000	2,500,442
Wind River CLO Ltd.
Series 2016-1A, Class AR, 3.647%
(3 Month LIBOR USD + 1.050%), 7/15/28 (j)	1,000,000	997,754
Zais CLO 5 Ltd.
Series 2016-2A, Class A1, 4.127%
(3 Month LIBOR USD + 1.530%), 10/15/28 (c)(j)	1,942,000	1,946,369
Zais CLO 8 Ltd.
Series 2018-1A, Class A, 3.547%
(3 Month LIBOR USD + 0.950%), 4/15/29 (c)(j)	2,300,000	2,274,793
Total Collateralized Loan Obligations (cost $69,781,814)		69,891,751

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	356,996	2,671
Total Commercial Mortgage-Backed Securities – Agency
(cost $1,748)		2,671

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 10.7%
AREIT Trust
Series 2018-CRE1, Class A, 3.288%
(1 Month LIBOR USD + 0.850%), 2/14/35 (c)(j)	$355,473	$355,860
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 2.700%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(j)	386,034	369,641
Series 2007-6A, Class A3A, 3.680%
(1 Month LIBOR USD + 1.250%), 12/25/37 (c)(j)	306,992	308,047
BSPRT Issuer Ltd.
Series 2018-FL3, Class A, 3.490%
(1 Month LIBOR USD + 1.050%), 3/15/28 (c)(j)	2,500,000	2,502,018
Series 2017-FL2, Class C, 4.590%
(1 Month LIBOR USD + 2.150%), 10/15/34 (c)(j)	500,000	501,221
BXMT Ltd.
Series 2017-FL1, Class B, 3.932%
(1 Month LIBOR USD + 1.500%), 6/15/35 (c)(j)	750,000	751,852
Series 2017-FL1, Class C, 4.382%
(1 Month LIBOR USD + 1.950%), 6/15/35 (c)(j)	500,000	501,377
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 5.080%
(1 Month LIBOR USD + 2.650%), 3/25/49 (c)(j)	169,749	171,847
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.940%
(1 Month LIBOR USD + 0.500%), 5/15/31 (c)(j)	123,441	120,741
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	235,691	237,554
DBCG Mortgage Trust
Series 2017-BBG, Class C, 3.440%
(1 Month LIBOR USD + 1.000%), 6/15/34 (c)(j)	350,000	347,153
FREMF Mortgage Trust
Series 2017-KF35, Class B, 5.231%
(1 Month LIBOR USD + 2.750%), 8/25/24 (c)(j)	1,503,547	1,506,912
Series 2018-KF47, Class B, 4.481%
(1 Month LIBOR USD + 2.000%), 5/25/25 (c)(j)	496,463	494,662
Series 2018-KF51, Class B, 4.331%
(1 Month LIBOR USD + 1.850%), 8/25/25 (c)(j)	987,910	976,803
Series 2019-KF58, Class B, 4.631%
(1 Month LIBOR USD + 2.150%), 1/25/26 (c)(j)	1,874,348	1,887,844
Series 2019-KF62, Class B, 4.531%
(1 Month LIBOR USD + 2.050%), 4/25/26 (c)(j)	1,500,000	1,503,748

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
FREMF Mortgage Trust (Continued)
Series 2017-KF33, Class B, 5.031%
(1 Month LIBOR USD + 2.550%), 6/25/27 (c)(j)	$381,458	$386,778
Series 2017-KF37, Class B, 5.231%
(1 Month LIBOR USD + 2.750%), 6/25/27 (c)(j)	923,400	935,078
Series 2018-KF43, Class B, 4.631%
(1 Month LIBOR USD + 2.150%), 1/25/28 (c)(j)	1,625,170	1,625,043
Series 2018-KF48, Class B, 4.531%
(1 Month LIBOR USD + 2.050%), 6/25/28 (c)(j)	1,966,636	1,942,037
Series 2018-KF50, Class B, 4.330%
(1 Month LIBOR USD + 1.900%), 7/25/28 (c)(j)	1,725,000	1,715,759
Series 2018-KF52, Class B, 4.431%
(1 Month LIBOR USD + 1.950%), 9/25/28 (j)	1,000,000	994,513
Series 2018-KF56, Class B, 4.931%
(1 Month LIBOR USD + 2.450%), 11/25/28 (c)(j)	1,955,106	1,952,208
Series 2019-KF57, Class B, 4.731%
(1 Month LIBOR USD + 2.250%), 1/25/29 (c)(j)	985,748	990,419
GE Business Loan Trust
Series 2007-1A, Class A, 2.610%
(1 Month LIBOR USD + 0.170%), 4/15/35 (c)(j)	318,451	312,602
GPMT Ltd.
Series 2018-FL1, Class A, 3.342%
(1 Month LIBOR USD + 0.900%), 11/21/35 (c)(j)	381,279	381,851
Series 2019-FL2, Class A, 3.740%
(1 Month LIBOR USD + 1.300%), 2/22/36 (c)(j)	1,000,000	1,004,750
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 3.940%
(1 Month LIBOR USD + 1.500%), 7/15/32 (c)(j)	500,000	501,101
Hunt CRE Ltd.
Series 2018-FL2, Class A, 3.520%
(1 Month LIBOR USD + 1.080%), 8/15/28 (c)(j)	500,000	501,125
Series 2017-FL1, Class A, 3.440%
(1 Month LIBOR USD + 1.000%), 8/15/34 (c)(j)	1,000,000	994,542
IMT Trust
Series 2017-APTS, Class DFL, 3.990%
(1 Month LIBOR USD + 1.550%), 6/15/34 (c)(j)	500,000	501,103
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-1A, Class M2, 2.860%
(1 Month LIBOR USD + 0.430%), 4/25/31 (c)(j)	745,100	734,330
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, 3.570%
(1 Month LIBOR USD + 1.130%), 5/15/28 (c)(j)	1,750,000	1,753,288

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Stonemont Portfolio Trust
Series 2017-MONT, Class A, 3.291%
(1 Month LIBOR USD + 0.850%), 8/20/30 (c)(j)	$975,110	$975,249
Velocity Commercial Capital Loan Trust
Series 2016-1, Class AFL, 4.880%
(1 Month LIBOR USD + 2.450%), 4/25/46 (c)(j)	30,133	30,355
Series 2017-1, Class AFL, 3.680%
(1 Month LIBOR USD + 1.250%), 5/25/47 (c)(j)	347,157	348,207
Series 2017-2, Class AFL, 3.330%
(1 Month LIBOR USD + 0.900%), 11/25/47 (c)(j)	357,993	358,436
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $31,515,080)		31,476,054

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 24.7%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M1, 4.030%
(1 Month LIBOR USD + 1.600%), 1/25/24 (j)	1,350	1,352
Series 2014-C01, Class M2, 6.830%
(1 Month LIBOR USD + 4.400%), 1/25/24 (j)	1,800,000	1,995,239
Series 2014-C02, Class 1M1, 3.380%
(1 Month LIBOR USD + 0.950%), 5/25/24 (j)	2,855	2,856
Series 2014-C03, Class 1M2, 5.430%
(1 Month LIBOR USD + 3.000%), 7/25/24 (j)	1,672,317	1,775,322
Series 2014-C04, Class 1M2, 7.330%
(1 Month LIBOR USD + 4.900%), 11/25/24 (j)	2,239,242	2,517,114
Series 2014-C04, Class 2M2, 7.430%
(1 Month LIBOR USD + 5.000%), 11/25/24 (j)	1,953,870	2,158,431
Series 2016-C01, Class 1M2, 9.180%
(1 Month LIBOR USD + 6.750%), 8/25/28 (j)	2,485,644	2,860,537
Series 2016-C02, Class 1M2, 8.430%
(1 Month LIBOR USD + 6.000%), 9/25/28 (j)	2,413,346	2,712,661
Series 2016-C03, Class 1M2, 7.730%
(1 Month LIBOR USD + 5.300%), 10/25/28 (j)	2,500,000	2,834,516
Series 2016-C04, Class 1M1, 3.880%
(1 Month LIBOR USD + 1.450%), 1/25/29 (j)	158,966	159,560
Series 2016-C04, Class 1M2, 6.680%
(1 Month LIBOR USD + 4.250%), 1/25/29 (j)	1,950,000	2,113,973
Series 2016-C06, Class 1M1, 3.730%
(1 Month LIBOR USD + 1.300%), 4/25/29 (j)	22,508	22,625
Series 2017-C01, Class 1M1, 3.730%
(1 Month LIBOR USD + 1.300%), 7/25/29 (j)	774,444	777,803

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Fannie Mae Connecticut Avenue Securities (Continued)
Series 2017-C05, Class 1M1, 2.980%
(1 Month LIBOR USD + 0.550%), 1/25/30 (j)	$1,729,396	$1,729,689
Series 2017-C06, Class 1M1, 3.180%
(1 Month LIBOR USD + 0.750%), 2/25/30 (j)	80,301	80,360
Series 2017-C07, Class 1M1, 3.080%
(1 Month LIBOR USD + 0.650%), 5/25/30 (j)	31,158	31,179
Series 2017-C07, Class 2M1, 3.080%
(1 Month LIBOR USD + 0.650%), 5/25/30 (j)	2,055,297	2,055,676
Series 2017-C07, Class 1M2A, 4.830%
(1 Month LIBOR USD + 2.400%), 5/25/30 (j)	750,000	773,208
Series 2017-C07, Class 2M2A, 4.930%
(1 Month LIBOR USD + 2.500%), 5/25/30 (j)	1,550,000	1,603,694
Series 2018-C01, Class 1M1, 3.030%
(1 Month LIBOR USD + 0.600%), 7/25/30 (j)	1,724,321	1,724,060
Series 2018-C04, Class 2M1, 3.180%
(1 Month LIBOR USD + 0.750%), 12/25/30 (j)	1,410,399	1,411,109
Series 2018-C06, Class 1M1, 2.980%
(1 Month LIBOR USD + 0.550%), 3/25/31 (j)	1,867,678	1,867,794
Series 2018-R07, Class 1M1, 3.180%
(1 Month LIBOR USD + 0.750%), 4/25/31 (c)(j)	3,326,541	3,329,235
Series 2018-R07, Class 1M2, 4.830%
(1 Month LIBOR USD + 2.400%), 4/25/31 (c)(j)	538,000	543,200
Series 2019-R01, Class 2M1, 3.280%
(1 Month LIBOR USD + 0.850%), 7/25/31 (c)(j)	1,939,289	1,943,665
Series 2019-R02, Class 1M2, 4.730%
(1 Month LIBOR USD + 2.300%), 8/25/31 (c)(j)	2,000,000	2,018,890
Series 2019-R03, Class 1M2, 4.580%
(1 Month LIBOR USD + 2.150%), 9/25/31 (c)(j)	1,998,000	2,015,982
Fannie Mae or Freddie Mac TBA
4.000%, 6/15/40 (k)	2,000,000	2,064,219
3.500%, 6/15/41 (k)	1,000,000	1,019,883
4.500%, 6/15/41 (k)	891,000	930,956
FHLMC REMIC Trust
Series 129, Class H, 8.850%, 3/15/21	731	734
Series 3823, Class GA, 3.500%, 1/15/26	6,440	6,521
Series 3834, Class GA, 3.500%, 3/15/26	10,030	10,191
FNMA REMIC Trust
Series 2010-137, Class MC, 3.000%, 10/25/38	9,064	9,050
Freddie Mac Structured Agency Credit Risk
Series 2017-HQA1, Class M1, 3.630%
(1 Month LIBOR USD + 1.200%), 8/25/29 (j)	141,397	141,944

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency (Continued)
Series 2017-DNA2, Class M1, 3.630%
(1 Month LIBOR USD + 1.200%), 10/25/29 (j)	$333,620	$336,015
Freddie Mac Structured Agency Credit Risk
Series 2014-DN2, Class M3, 6.030%
(1 Month LIBOR USD + 3.600%), 4/25/24 (j)	1,000,000	1,081,844
Series 2014-HQ2, Class M2, 4.630%
(1 Month LIBOR USD + 2.200%), 9/25/24 (j)	149,601	152,623
Series 2014-HQ2, Class M3, 6.180%
(1 Month LIBOR USD + 3.750%), 9/25/24 (j)	550,000	608,871
Series 2015-DNA1, Class M2, 4.280%
(1 Month LIBOR USD + 1.850%), 10/25/27 (j)	272,106	275,743
Series 2015-HQA1, Class M3, 7.130%
(1 Month LIBOR USD + 4.700%), 3/25/28 (j)	1,790,865	1,981,497
Series 2016-DNA1, Class M3, 8.027%
(1 Month LIBOR USD + 5.550%), 7/25/28 (j)	2,640,000	3,035,698
Series 2016-HQA1, Class M2, 5.180%
(1 Month LIBOR USD + 2.750%), 9/25/28 (j)	1,863,870	1,887,887
Series 2016-DNA2, Class M3, 7.080%
(1 Month LIBOR USD + 4.650%), 10/25/28 (j)	1,820,000	1,998,588
Series 2016-HQA2, Class M2, 4.680%
(1 Month LIBOR USD + 2.250%), 11/25/28 (j)	1,791,146	1,816,466
Series 2016-DNA3, Class M2, 4.430%
(1 Month LIBOR USD + 2.000%), 12/25/28 (j)	458,433	462,180
Series 2016-HQA4, Class M1, 3.230%
(1 Month LIBOR USD + 0.800%), 4/25/29 (j)	7,324	7,325
Series 2017-DNA1, Class M1, 3.630%
(1 Month LIBOR USD + 1.200%), 7/25/29 (j)	257,366	258,344
Series 2018-DNA2, Class M1, 3.230%
(1 Month LIBOR USD + 0.800%), 12/25/30 (c)(j)	1,189,194	1,191,542
Series 2018-HRP1, Class M2, 4.080%
(1 Month LIBOR USD + 1.650%), 4/25/43 (c)(j)	2,619,504	2,637,077
Series 2018-HRP2, Class M2, 3.680%
(1 Month LIBOR USD + 1.250%), 2/25/47 (c)(j)	2,000,000	2,014,314
Series 2018-HRP2, Class M3, 4.830%
(1 Month LIBOR USD + 2.400%), 2/25/47 (c)(j)	1,933,000	1,979,934
Series 2017-SPI1, Class M1, 3.982%, 9/25/47 (a)(c)	150,534	151,287
Series 2018-DNA3, Class M1, 3.180%
(1 Month LIBOR USD + 0.750%), 9/25/48 (c)(j)	1,950,000	1,952,042
Series 2018-HQA2, Class M1, 3.180%
(1 Month LIBOR USD + 0.750%), 10/25/48 (c)(j)	1,790,000	1,793,721

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, 3.607%, 10/25/46 (a)	$237,943	$239,596
Series 2017-SC01, Class M1, 3.597%, 12/25/46 (a)(c)	969,467	976,799
Series 2017-SC02, Class M1, 3.862%, 5/25/47 (a)(c)	87,092	87,977
GNMA
Series 2008-55, Class WT, 5.331%, 6/20/37 (a)	14,185	15,156
Series 2010-144, Class DK, 3.500%, 9/16/39	69,610	71,209
Series 2010-150, Class GD, 2.500%, 9/20/39	26,736	26,605
Total Residential Mortgage-Backed Securities – Agency
(cost $72,275,312)		72,283,568

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 22.9%
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 3.430%
(1 Month LIBOR USD + 1.000%), 1/25/33 (j)	170,224	167,947
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	1,900,000	2,119,193
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,347,319
Angel Oak Mortgage Trust LLC
Series 2017-3, Class A2, 2.883%, 11/25/47 (a)	41,181	40,848
Argent Securities, Inc.
Series 2003-W7, Class M2, 4.290%
(1 Month LIBOR USD + 2.625%), 3/25/34 (j)	338,902	339,864
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	27,991
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.285%, 3/25/31 (a)	39,149	39,062
Bellemeade Re Ltd.
Series 2018-2A, Class M1B, 3.780%
(1 Month LIBOR USD + 1.350%), 8/25/28 (c)(j)	201,760	202,060
Series 2019-1A, Class M1A, 3.730%
(1 Month LIBOR USD + 1.300%), 3/25/29 (c)(j)	1,000,000	1,002,531
Series 2019-1A, Class M1B, 4.180%
(1 Month LIBOR USD + 1.750%), 3/25/29 (c)(j)	1,000,000	1,007,052
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 3.050%
(1 Month LIBOR USD + 0.620%), 3/25/34 (j)	465,452	432,412
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	28,154	28,465
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	555,000	568,984

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
COLT Mortgage Loan Trust
Series 2018-1, Class M1, 3.661%, 2/25/48 (a)(c)	$1,500,000	$1,509,388
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,266	295,641
Countrywide Asset-Backed Certificates
Series 2004-11, Class M3, 3.930%
(1 Month LIBOR USD + 1.500%), 1/25/35 (j)	2,000,000	2,003,756
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	6	6
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	774,278
Eagle RE Ltd.
Series 2019-1, Class M1A, 3.680%
(1 Month LIBOR USD + 1.250%), 4/25/29 (c)(j)	2,750,000	2,800,485
Series 2019-1, Class M1B, 4.230%
(1 Month LIBOR USD + 1.800%), 4/25/29 (c)(j)	2,000,000	2,036,894
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	102,809	106,052
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (g)	33,824	34,487
Home Partners of America Trust
Series 2016-2, Class D, 5.432%
(1 Month LIBOR USD + 3.000%), 10/17/33 (c)(j)	500,000	501,192
Series 2017-1, Class D, 4.332%
(1 Month LIBOR USD + 1.900%), 7/17/34 (c)(j)	1,250,000	1,251,814
Series 2017-1, Class E, 5.082%
(1 Month LIBOR USD + 2.650%), 7/17/34 (c)(j)	750,000	752,161
Series 2017-1, Class F, 5.971%
(1 Month LIBOR USD + 3.539%), 7/17/34 (c)(j)	250,000	251,184
Series 2018-1, Class A, 3.332%
(1 Month LIBOR USD + 0.900%), 7/17/37 (c)(j)	464,692	462,030
Series 2018-1, Class E, 4.282%
(1 Month LIBOR USD + 1.850%), 7/17/37 (c)(j)	500,000	498,546
Home RE Ltd.
Series 2019-1, Class M1, 4.131%
(1 Month LIBOR USD + 1.650%), 5/25/29 (c)(j)	2,000,000	2,014,938
Imc Home Equity Loan Trust
Series 1993-3, Class A8, 6.720%, 8/20/29 (h)	7,405	7,444
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	174,341	175,305
Series 2002-9F, Class M1, 5.867%, 12/25/32 (g)	26,116	26,440

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Invitation Homes Trust
Series 2018-SFR1, Class E, 4.432%
(1 Month LIBOR USD + 2.000%), 3/17/37 (c)(j)	$515,000	$514,827
Series 2018-SFR1, Class F, 4.932%
(1 Month LIBOR USD + 2.500%), 3/17/37 (c)(j)	352,817	351,434
Series 2018-SFR2, Class F, 4.690%
(1 Month LIBOR USD + 2.250%), 6/17/37 (c)(j)	1,000,000	993,741
Series 2018-SFR3, Class E, 4.432%
(1 Month LIBOR USD + 2.000%), 7/17/37 (c)(j)	2,000,000	2,004,863
Series 2018-SFR3, Class F, 4.682%
(1 Month LIBOR USD + 2.250%), 7/17/37 (c)(j)	500,000	497,397
Series 2018-SFR4, Class A, 3.532%
(1 Month LIBOR USD + 1.100%), 1/17/38 (c)(j)	987,286	989,752
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 2.950%
(1 Month LIBOR USD + 0.520%), 1/25/36 (j)	181,613	181,711
JP Morgan Mortgage Trust
Series 2013-1, Class B1, 3.530%, 3/25/43 (a)(c)	376,952	385,127
Series 2015-1, Class B3, 3.636%, 12/25/44 (a)(c)	507,349	507,788
Series 2018-7FRB, Class B2, 3.816%, 4/25/46 (a)(c)	865,655	852,326
Series 2019-1, Class A11, 3.380%
(1 Month LIBOR USD + 0.950%), 5/25/49 (c)(j)	1,912,425	1,921,097
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.810%
(1 Month LIBOR USD + 0.380%), 1/25/37 (j)	978,325	439,503
LSTAR Securities Investment Ltd.
Series 2018-2, Class A2, 4.986%
(1 Month LIBOR USD + 2.500%), 4/1/23 (c)(j)	1,690,000	1,697,145
Series 2019-3, Class A2, 4.986%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(d)(j)	2,000,000	2,000,000
Series 2019-4, Class A2, 4.930%
(1 Month LIBOR USD + 2.500%), 5/1/24 (c)(d)(j)	1,000,000	1,000,000
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 5.086%
(1 Month LIBOR USD + 2.600%), 3/1/24 (c)(d)(j)	2,000,000	2,000,000
Series 2019-2, Class A2, 4.986%
(1 Month LIBOR USD + 2.500%), 4/1/24 (c)(d)(j)	2,000,000	2,000,000
New Residential Mortgage Loan Trust
Series 2014-3A, Class B1, 4.750%, 11/25/54 (a)(c)	888,406	952,681
PNMAC GMSR Issuer Trust
Series 2018-GT2, Class A, 5.080%
(1 Month LIBOR USD + 2.650%), 8/25/25 (c)(j)	250,000	251,188

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
Progress Residential Trust
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	$1,000,000	$1,015,590
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	1,000,000	1,015,056
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	1,000,000	1,023,992
Series 2017-SFR2, Class A, 2.897%, 12/17/34 (c)	100,000	100,487
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	1,000,000	1,018,477
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,030,482
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	1,000,000	1,030,664
Radnor RE Ltd.
Series 2019-1, Class M2, 5.637%
(1 Month LIBOR USD + 3.200%), 2/25/29 (c)(j)	1,500,000	1,549,089
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 3.330%
(1 Month LIBOR USD + 0.900%), 8/25/34 (j)	111,606	110,784
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	800,000	779,728
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 1.855%, 2/25/43 (a)	64,759	60,576
Series 2013-6, Class B1, 3.522%, 5/25/43 (a)	825,808	836,883
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 4.495%, 10/25/33 (a)	268,835	276,499
Towd Point Mortgage Trust
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	1,606,566	1,608,684
Series 2017-5, Class M2, 3.930%
(1 Month LIBOR USD + 1.500%), 2/25/57 (c)(j)	500,000	509,849
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	1,027,416
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	2,000,000	2,046,762
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (a)(c)	1,000,000	1,023,288
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	503,712
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	2,000,000	2,067,420
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	2,000,000	2,060,535
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	1,585	1,598
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)	500,000	505,521
Verus Securitization Trust
Series 2017-2A, Class A1, 2.485%, 7/25/47 (a)(c)	460,231	455,446
Series 2018-2, Class B1, 4.426%, 6/1/58 (a)(c)	2,000,000	2,029,412
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.336%, 7/27/48 (c)(h)	555,754	559,733
VOLT LXX LLC
Series 2018-NPL6, Class A1B, 4.557%, 9/25/48 (c)(h)	325,000	328,535

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount/Shares	Value
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	$97,788	$99,652
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $66,501,796)		67,042,220

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS – 0.3%
BasePoint – BP SLL Trust,
Series SPL-III, 9.500%, 12/31/19 (d)(e)	732,119	732,119
BasePoint – BP SLL Trust,
Series SPL-IV, 9.500%, 12/31/19 (d)(f)	17,485	17,485
Total Private Placement Participation Agreements
(cost $749,604)		749,604

SHORT-TERM INVESTMENTS – 2.8%
MONEY MARKET FUND – 0.2%
First American Government Obligations Fund –
Class Z, 2.28% (b)	607,500	607,500

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited), Continued

	Principal
	Amount	Value
U.S. TREASURY BILL – 2.6%
U.S. Treasury Bill, 1.28%, 6/6/19 (l)	$7,500,000	$7,498,665
Total Short-Term Investments (cost $8,105,313)		8,106,165
Total Investments (cost $293,040,428) – 100.5%		293,999,522
Liabilities less Other Assets – (0.5)%		(1,328,509)
TOTAL NET ASSETS – 100.0%		$292,671,013

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2019.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2019.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” The Fund’s investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2019, the value of these investments was $212,563,059 or 72.6% of total net assets.

(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.  Value determined using significant unobservable inputs. As of May 31, 2019, the total value of fair valued securities was $8,246,979 or 2.8% of total net assets.

(e)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of May 31, 2019, the value of this investment was $732,119 or 0.3% of total net assets.

(f)
Security is restricted.  The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-IV. As of May 31, 2019, the value of this investment was $17,485 or 0.0% of total net assets.

(g)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2019.

(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of May 31, 2019.
(i)	Interest only security.
(j)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2019.
(k)	Security purchased on a when-issued basis. As of May 31, 2019, the total cost of investments purchased on a when-issued basis was $3,987,692 or 1.4% of total net assets.
(l)	Rate shown is the discount rate at May 31, 2019.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
TBA –  To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2019 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $2,064,557,004
and $293,040,428, respectively)	$2,052,614,116	$293,999,522
Cash	61,611	—
Receivables
Fund shares issued	9,047,002	3,199,296
Securities sold	29,390,790	12,839
Interest	4,634,164	691,576
Prepaid expenses	186,386	60,533
Total assets	2,095,934,069	297,963,766

LIABILITIES
Payables
Dividends	2,352,510	37,044
Investments purchased	33,259,580	4,495,268
Fund shares redeemed	2,936,932	538,287
Due to Custodian	—	47,049
Due to Adviser	1,007,427	86,616
Transfer agent fees and expenses	231,448	11,015
Administration and fund accounting fees	211,076	22,183
12b-1 distribution fees	96,849	34,238
Custody fees	41,238	3,267
Audit fees	12,633	11,896
Chief Compliance Officer fee	1,622	1,625
Trustee fees and expenses	246	456
Accrued expenses	36,228	3,809
Total liabilities	40,187,789	5,292,753
NET ASSETS	$2,055,746,280	$292,671,013

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2019 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$29,630,480
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	2,822,356
Net asset value and
redemption price per share	$10.50
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$10.71
Investor Class
Net assets applicable to shares outstanding	$217,150,476	$83,604,970
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	20,688,101	8,449,483
Net asset value, offering and
redemption price per share	$10.50	$9.89
Institutional Class
Net assets applicable to shares outstanding	$1,808,965,324	$209,066,043
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	172,234,625	21,122,628
Net asset value, offering and
redemption price per share	$10.50	$9.90

COMPONENTS OF NET ASSETS
Paid-in capital	$2,097,697,808	$293,872,935
Total distributable earnings	(41,951,528)	(1,201,922)
Net assets	$2,055,746,280	$292,671,013

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2019 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$54,708,160	$4,320,931
Total income	54,708,160	4,320,931

Expenses
Advisory fees (Note 4)	5,796,731	394,750
Transfer agent fees and expenses (Note 4)	879,204	89,162
Administration and fund
accounting fees (Note 4)	648,991	125,066
12b-1 fees – Class A (Note 5)	33,308	—
12b-1 fees – Investor Class (Note 5)	266,646	91,420
Registration fees	124,922	27,253
Custody fees (Note 4)	121,235	14,042
Shareholder reporting	36,522	4,754
Trustees fees and expenses	18,068	8,106
Audit fees	12,633	11,896
Miscellaneous	9,773	4,065
Insurance expense	7,820	1,023
Legal fees	5,528	5,911
Chief Compliance Officer fee (Note 4)	5,059	5,063
Total expenses	7,966,440	782,511
Advisory fee waiver (Note 4)	—	(14,377)
Net expenses	7,966,440	768,134
Net investment income	46,741,720	3,552,797

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(7,729,551)	(220,112)
Net change in unrealized
appreciation/(depreciation) on investments	12,280,268	1,048,891
Net realized and unrealized
gain on investments	4,550,717	828,779
Net Increase in Net Assets
Resulting from Operations	$51,292,437	$4,381,576

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$46,741,720	$80,076,264
Net realized gain/(loss) from investments	(7,729,551)	2,174,506
Net change in unrealized
appreciation/(depreciation) on investments	12,280,268	(23,453,222)
Net increase in net assets
resulting from operations	51,292,437	58,797,548

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(672,573)	(1,369,487)
Investor Class	(5,373,981)	(9,324,204)
Institutional Class	(45,828,573)	(80,616,095)
Total distributions to shareholders	(51,875,127)	(91,309,786)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	113,037,422	849,579,165
Total increase in net assets	112,454,732	817,066,927

NET ASSETS
Beginning of period	1,943,291,548	1,126,224,621
End of period	$2,055,746,280	$1,943,291,548

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A
	Six Months Ended
	May 31, 2019		Year Ended
	(Unaudited)		November 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	884,156	$9,248,804	869,349	$9,258,570
Shares issued on
reinvestments of
distributions	54,668	572,163	115,286	1,227,084
Shares redeemed	(447,456)	(4,679,980)	(606,542)	(6,439,044)
Net increase	491,368	$5,140,987	378,093	$4,046,610

Investor Class
	Six Months Ended
	May 31, 2019		Year Ended
	(Unaudited)		November 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	10,562,440	$110,503,038	24,232,644	$257,996,475
Shares issued on
reinvestments of
distributions	451,220	4,720,815	784,543	8,339,224
Shares redeemed	(11,757,514)	(123,015,533)	(12,670,542)	(134,675,556)
Net increase/(decrease)	(743,854)	$(7,791,680)	12,346,645	$131,660,143

Institutional Class
	Six Months Ended
	May 31, 2019		Year Ended
	(Unaudited)		November 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	62,317,938	$652,184,715	103,081,265	$1,098,339,721
Shares issued on
reinvestments of
distributions	2,839,920	29,730,492	4,756,347	50,612,961
Shares redeemed	(54,113,646)	(566,227,092)	(40,915,615)	(435,080,270)
Net increase	11,044,212	$115,688,115	66,921,997	$713,872,412

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,552,797	$2,245,753
Net realized loss from investments	(220,112)	(120,112)
Net change in unrealized
appreciation/(depreciation) on investments	1,048,891	(195,714)
Net increase in net assets
resulting from operations	4,381,576	1,929,927

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(1,140,354)	(746,839)
Institutional Class	(2,587,885)	(1,616,372)
Total distributions to shareholders	(3,728,239)	(2,363,211)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	124,567,703	111,091,568
Total increase in net assets	125,221,040	110,658,284

NET ASSETS
Beginning of period	167,449,973	56,791,689
End of period	$292,671,013	$167,449,973

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	May 31, 2019		Year Ended
	(Unaudited)		November 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,806,399	$67,153,965	6,145,783	$60,785,385
Shares issued on
reinvestments of
distributions	105,799	1,043,680	66,765	660,297
Shares redeemed	(4,757,159)	(46,908,779)	(1,338,175)	(13,240,502)
Net increase	2,155,039	$21,288,866	4,874,373	$48,205,180

Institutional Class
	Six Months Ended
	May 31, 2019		Year Ended
	(Unaudited)		November 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,201,780	$150,023,742	11,654,112	$115,367,362
Shares issued on
reinvestments of
distributions	228,297	2,254,724	144,842	1,433,735
Shares redeemed	(4,963,965)	(48,999,629)	(5,444,034)	(53,914,709)
Net increase	10,466,112	$103,278,837	6,354,920	$62,886,388

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A

					December 18,
	Six Months		Year	Year	2015*
	Ended		Ended	Ended	through
	May 31, 2019		November 30,	November 30,	November 30,
	(Unaudited)		2018	2017	2016
Net asset value,
beginning of period	$10.50		$10.69	$10.56	$10.92

Income from investment operations:
Net investment income^	0.24		0.53	0.44	0.56
Net realized and unrealized
gain/(loss) on investments	0.02		(0.12)	0.21	(0.28)
Total from investment operations	0.26		0.41	0.65	0.28

Less distributions:
From net investment income	(0.26)		(0.60)	(0.52)	(0.64)
Total distributions	(0.26)		(0.60)	(0.52)	(0.64)
Net asset value, end of period	$10.50		$10.50	$10.69	$10.56

Total return	2.55	%+	3.91%	6.34%	2.66	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$29,631		$24,483	$20,873	$6,582
Ratio of expenses to
average net assets:
Before fee waiver
and recoupment	1.03	%++	1.00%	0.94%**	1.01	%++
After fee waiver
and recoupment	1.03	%++	1.00%	0.95%**	1.00	%++
Ratio of net investment income to
average net assets:
Before fee waiver
and recoupment	4.52	%++	4.97%	4.15%	5.58	%++
After fee waiver
and recoupment	4.52	%++	4.97%	4.14%	5.59	%++
Portfolio turnover rate	74	%+	137%	238%	135	%+†

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
†	Portfolio turnover rate calculated for the year ended November 30, 2016.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	May 31,
	2019		Year Ended November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$10.50		$10.69	$10.56	$10.91	$11.08	$10.75

Income from investment operations:
Net investment income^	0.24		0.51	0.45	0.58	0.51	0.55
Net realized and unrealized
gain/(loss) on investments	0.02		(0.10)	0.20	(0.30)	(0.05)	0.38
Total from investment operations	0.26		0.41	0.65	0.28	0.46	0.93

Less distributions:
From net investment income	(0.26)		(0.60)	(0.52)	(0.63)	(0.56)	(0.57)
From net realized
gain on investments	—		—	—	—	(0.07)	(0.03)
Total distributions	(0.26)		(0.60)	(0.52)	(0.63)	(0.63)	(0.60)
Net asset value, end of period	$10.50		$10.50	$10.69	$10.56	$10.91	$11.08

Total return	2.55	%+	3.92%	6.34%	2.67%	4.26%	8.84%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$217,150		$225,054	$97,089	$79,614	$67,073	$26,121
Ratio of expenses to
average net assets:
Before fee waiver
and recoupment	1.03	%++	1.01%	0.94%**	0.97%	0.99%	1.12%
After fee waiver
and recoupment	1.03	%++	1.01%	0.95%**	1.00%	1.00%	1.00%
Ratio of net investment income to
average net assets:
Before fee waiver
and recoupment	4.52	%++	4.77%	4.20%	5.45%	4.65%	4.83%
After fee waiver
and recoupment	4.52	%++	4.77%	4.19%	5.42%	4.64%	4.95%
Portfolio turnover rate	74	%+	137%	238%	135%	166%	142%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	May 31,
	2019		Year Ended November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$10.51		$10.70	$10.57	$10.92	$11.09	$10.75

Income from investment operations:
Net investment income^	0.25		0.55	0.47	0.60	0.54	0.58
Net realized and unrealized
gain/(loss) on investments	0.02		(0.11)	0.21	(0.30)	(0.05)	0.38
Total from
investment operations	0.27		0.44	0.68	0.30	0.49	0.96

Less distributions:
From net investment income	(0.28)		(0.63)	(0.55)	(0.65)	(0.59)	(0.59)
From net realized
gain on investments	—		—	—	—	(0.07)	(0.03)
Total distributions	(0.28)		(0.63)	(0.55)	(0.65)	(0.66)	(0.62)
Net asset value, end of period	$10.50		$10.51	$10.70	$10.57	$10.92	$11.09

Total return	2.58	%+	4.20%	6.59%	2.92%	4.51%	9.18%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,808,965		$1,693,755	$1,008,263	$466,344	$360,443	$126,607
Ratio of expenses to
average net assets:
Before fee waiver
and recoupment	0.78	%++	0.76%	0.70%**	0.73%	0.74%	0.89%
After fee waiver
and recoupment	0.78	%++	0.76%	0.70%**	0.75%	0.75%	0.75%
Ratio of net investment income to
average net assets:
Before fee waiver
and recoupment	4.77	%++	5.13%	4.37%	5.68%	4.88%	5.10%
After fee waiver
and recoupment	4.77	%++	5.13%	4.37%	5.66%	4.87%	5.24%
Portfolio turnover rate	74	%+	137%	238%	135%	166%	142%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	May 31,
	2019		Year Ended November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$9.87		$9.92	$9.92	$10.00	$10.19	$10.23

Income from investment operations:
Net investment income^	0.15		0.26	0.20	0.24	0.29	0.13
Net realized and unrealized
gain/(loss) on investments	0.03		(0.05)	0.08	(0.07)	(0.16)	0.06
Total from investment operations	0.18		0.21	0.28	0.17	0.13	0.19

Less distributions:
From net investment income	(0.16)		(0.26)	(0.28)	(0.25)	(0.31)	(0.21)
From net realized
gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions	(0.16)		(0.26)	(0.28)	(0.25)	(0.32)	(0.23)
Net asset value, end of period	$9.89		$9.87	$9.92	$9.92	$10.00	$10.19

Total return	1.78	%+	2.17%	2.90%	1.77%	1.23%	1.86%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$83,605		$62,155	$14,088	$405	$1,591	$907
Ratio of expenses to
average net assets:
Before fee waiver and
expense reimbursement	0.86	%++	1.07%	1.22%*	1.21%	1.35%	1.84%
After fee waiver and
expense reimbursement#	0.85	%++	0.85%	0.88%*	0.85%	1.02%	1.13%
Ratio of net investment income to
average net assets:
Before fee waiver and
expense reimbursement	2.96	%++	2.37%	1.69%	2.07%	2.59%	0.58%
After fee waiver and
expense reimbursement	2.97	%++	2.59%	2.03%	2.43%	2.92%	1.29%
Portfolio turnover rate	79	%+	158%	141%	108%	56%	92%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.85% for each of the years ended November 30, 2015 and 2014.
*	Includes extraordinary expenses of 0.03% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	May 31,
	2019		Year Ended November 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$9.88		$9.93	$9.93	$10.01	$10.20	$10.24

Income from investment operations:
Net investment income^	0.16		0.28	0.24	0.25	0.32	0.24
Net realized and unrealized
gain/(loss) on investments	0.03		(0.04)	0.07	(0.05)	(0.17)	(0.03)
Total from investment operations	0.19		0.24	0.31	0.20	0.15	0.21

Less distributions:
From net investment income	(0.17)		(0.29)	(0.31)	(0.28)	(0.33)	(0.23)
From net realized
gain on investments	—		—	—	—	(0.01)	(0.02)
Total distributions	(0.17)		(0.29)	(0.31)	(0.28)	(0.34)	(0.25)
Net asset value, end of period	$9.90		$9.88	$9.93	$9.93	$10.01	$10.20

Total return	1.92	%+	2.45%	3.16%	2.04%	1.48%	2.11%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$209,066		$105,295	$42,704	$41,946	$43,016	$61,232
Ratio of expenses to
average net assets:
Before fee waiver and
expense reimbursement	0.61	%++	0.82%	0.97%*	0.98%	1.14%	1.06%
After fee waiver and
expense reimbursement#	0.60	%++	0.60%	0.61%*	0.60%	0.81%	0.90%
Ratio of net investment income to
average net assets:
Before fee waiver and
expense reimbursement	3.23	%++	2.57%	2.08%	2.11%	2.82%	2.14%
After fee waiver and
expense reimbursement	3.24	%++	2.79%	2.44%	2.49%	3.15%	2.30%
Portfolio turnover rate	79	%+	158%	141%	108%	56%	92%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.60% for each of the years ended November 30, 2015 and 2014.
*	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares.  The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load.  The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.  Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144A under the Securities Act of 1933,

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”). The Adviser has deemed that all securities issued pursuant to Rule 144A are liquid as of May 31, 2019.

E.
Illiquid Securities: A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At May 31, 2019, the Total Return Fund and the Short Duration Fund had investments in illiquid securities with a total value of $7,072,633 or 0.3% of net assets and $749,604 or 0.3% of net assets, respectively.

		Dates	Cost
Total Return Fund	PAR	Acquired	Basis
BasePoint – BP SLL Trust,
Series SPL-III, due 12/31/19	$6,244,325	7/17-2/19	$6,244,325

CCTC Acquisition
Partners LLC Note	749,058	2/18	749,058

		Dates	Cost
Short Duration Fund	PAR	Acquired	Basis
BasePoint – BP SLL Trust,
Series SPL-III, due 12/31/19	$732,119	12/16-4/19	$732,119

BasePoint – BP SLL Trust,
Series SPL-IV, due 12/31/19	17,485	12/16	17,485

F.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, each Fund may enter into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Funds, through the custodian, take possession of securities collateralizing the repurchase agreement, the fair value of which exceeds the amount of the repurchase transaction, including accrued interest.  If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The Funds did not hold repurchase agreements at May 31, 2019.

G.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

H.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services.  Each independent pricing service typically values securities based on one or more inputs as described below.  Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values are generally categorized as level 3.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.

Investment Companies:  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services), the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2019:

Total Return Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities –
Real Estate	$—	$—	$1,000,065	$1,000,065
Collateralized Loan
Obligations	—	1,750,184	—	1,750,184
Commercial
Mortgage-Backed
Securities – Agency	—	110,765	—	110,765
Commercial Mortgage-
Backed Securities –
Non-Agency	—	109,060,594	—	109,060,594
Residential
Mortgage-Backed
Securities – Agency	—	280,623,266	—	280,623,266
Residential Mortgage-
Backed Securities –
Non-Agency	—	1,541,159,981	61,940,258	1,603,100,239
Total Fixed Income	—	1,932,704,790	62,940,323	1,995,645,113
Private Placement
Participation
Agreements	—	—	7,072,633	7,072,633
Money
Market Fund	49,896,370	—	—	49,896,370
Total Investments	$49,896,370	$1,932,704,790	$70,012,956	$2,052,614,116

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Agency	$—	$27,123	$—	$27,123
Asset-Backed
Securities – Non-Agency	—	44,252,831	—	44,252,831
Asset-Backed
Securities – Real Estate	—	167,535	—	167,535
Collateralized
Loan Obligations	—	69,394,376	497,375	69,891,751
Commercial
Mortgage-Backed
Securities – Agency	—	2,671	—	2,671
Commercial
Mortgage-Backed
Securities – Non-Agency	—	31,476,054	—	31,476,054
Residential
Mortgage-Backed
Securities – Agency	—	72,283,568	—	72,283,568
Residential
Mortgage-Backed
Securities – Non-Agency	—	60,042,220	7,000,000	67,042,220
Total Fixed Income	—	277,646,378	7,497,375	285,143,753
Private Placement
Participation
Agreements	—	—	749,604	749,604
Money
Market Fund	607,500	—	—	607,500
U.S. Treasury Bill	—	7,498,665	—	7,498,665
Total Investments	$607,500	$285,145,043	$8,246,979	$293,999,522

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.  Transfers between levels are recognized at May 31, 2019, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Total Return Fund

	Investments in Securities, at Value
	Asset-
	Backed	Collateralized	Commercial	Residential
	Securities –	Debt	MBS –	MBS –
	Real Estate	Obligations	Non-Agency	Agency

Balance as of November 30, 2018	$1,000,100	$2,178,423	$9,594,697	$75,281,739
Accrued discounts/premiums	—	4,941	—	(9,880)
Realized gain/(loss)	—	221,466	—	229,426
Change in unrealized
appreciation/(depreciation)	(35)	(226,690)	382,073	809,324
Purchases	—	—	494,687	11,316,078
Sales	—	(2,178,140)	—	(87,626,687)
Transfers in and/or out of Level 3	—	—	(10,471,457)	—
Balance as of May 31, 2019	$1,000,065	$—	$—	$—

				Private
			Residential	Placement
			MBS –	Participation
			Non-Agency	Agreements

Balance as of November 30, 2018			$84,806,066	$5,949,047
Accrued discounts/premiums			5,200	—
Realized gain/(loss)			5,316	—
Change in unrealized
appreciation/(depreciation)			1,389,932	—
Purchases			59,704,709	1,129,261
Sales			(60,641,200)	(5,675)
Transfers in and/or out of Level 3			(23,329,765)	—
Balance as of May 31, 2019			$61,940,258	$7,072,633

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2019, and still classified as level 3 was $188,403.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Short Duration Fund

	Investments in Securities, at Value
	Asset-
	Backed	Collateralized	Collateralized	Commercial
	Securities –	Debt	Loan	MBS
	Non-Agency	Obligations	Obligations	Non-Agency
Balance as of November 30, 2018	$94,998	$216,018	$1,744,895	$263,770
Accrued discounts/premiums	(3)	667	—	—
Realized gain/(loss)	86	20,243	(625)	51
Change in unrealized
appreciation/(depreciation)	(83)	(19,290)	2,480	(4,092)
Purchases	—	—	—	—
Sales	(63,011)	(217,638)	(1,249,375)	(87,882)
Transfers in and/or out of Level 3	(31,987)	—	—	(171,847)
Balance as of May 31, 2019	$—	$—	$497,375	$—

				Private
		Residential	Residential	Placement
		MBS	MBS	Participation
		Agency	Non-Agency	Agreements
Balance as of November 30, 2018		$5,151,214	$2,083,628	$447,254
Accrued discounts/premiums		(4,293)	—	—
Realized gain/(loss)		(83,304)	—	—
Change in unrealized
appreciation/(depreciation)		42,856	(200)	—
Purchases		—	7,000,000	319,899
Sales		(5,106,473)	(2,083,428)	(17,549)
Transfers in and/or out of Level 3		—	—	—
Balance as of May 31, 2019		$—	$7,000,000	$749,604

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2019, and still classified as level 3 was $2,480.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

The following is a summary of quantitative information about level 3 valued measurements:

Total Return Fund

	Value at	Valuation	Unobservable
	5/31/19	Technique(s)	Input	Input/Range
Asset-Backed	$1,000,065	Market Comparable	Single Broker Quote	$100.01
Securities –
Real Estate

Residential	$7,938,780	Market Comparable	Single Broker Quote	$2.84 – $101.70
MBS –				(weighted avg. $90.71)
Non-Agency
	54,001,478	Market Comparable	Prior/Recent Transaction	$95.82 – $101.15
				(weighted avg. $99.92)
Total	$61,940,258

Private	$7,072,633	Market	Prior/Recent Transaction	$100.00
Placement		Transaction
Participation		Method
Agreements

Short Duration Fund
	Value at	Valuation	Unobservable
	5/31/19	Technique(s)	Input	Input/Range
Collateralized	$497,375	Market Comparable	Single Broker Quote	$ 99.48
Loan
Obligations

Residential	$7,000,000	Market Comparable	Prior/Recent Transaction	$100.00
MBS –				(weighted avg. $100)
Non-Agency

Private	$749,604	Market	Prior/Recent Transaction	$100.00
Placement		Transaction
Participation		Method
Agreements

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee.  For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion.  For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2019, the advisory fees incurred by the Funds are disclosed in the statement of operations.

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses).  The Total Return Fund expenses are limited to 1.15%, 1.15%, and 0.90% of the average daily net assets of the Fund’s Class A, Investor Class, and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36 month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

For the six months ended May 31, 2019, the amount of fees waived by the Adviser are disclosed in the statement of operations.  Any amount due from the Adviser is paid monthly to the Fund.  The expense limitation will remain in effect through at least March 29, 2020, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture and the date of expiration are as follows:

Short Duration Fund
Expiration	Amount
11/30/2019	$86,793
11/30/2020	160,726
12/2020 – 11/2021	180,291
12/2021 – 5/2022	14,377
$442,187

U.S. Bancorp Fund Services, LLC (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended May 31, 2019 are disclosed in the statement of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator. Fees paid by the Funds to the Custodian for the six months ended May 31, 2019 are disclosed in the statement of operations.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2019, the 12b-1 distribution fees incurred by the Funds are disclosed in the statement of operations.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$1,490,084,162	$1,432,928,341	$1,090	$26,277
Short Duration Fund	$274,791,243	$154,072,545	$19,719,001	$17,709,378

NOTE 7 – LINES OF CREDIT

The Total Return Fund and the Short Duration Fund have an unsecured line of credit in the amount of $275,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2019, the Funds did not draw on their lines of credit.  At May 31, 2019, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2019 and the year ended November 30, 2018 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2019	Nov. 30, 2018	May 31, 2019	Nov. 30, 2018
Ordinary income	$51,875,127	$91,309,786	$3,728,239	$2,363,211

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

As of November 30, 2018, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$1,972,953,352	$169,043,141
Gross unrealized appreciation	12,899,942	310,834
Gross unrealized depreciation	(37,280,962)	(401,799)
Net unrealized depreciation (a)	(24,381,020)	(90,965)
Undistributed ordinary income	3,371,340	113,625
Undistributed long-term capital gains	—	—
Total distributable earnings	3,371,340	113,625
Other accumulated gains/(losses)	(20,359,158)	(1,877,919)
Total accumulated earnings/(losses)	$(41,368,838)	$(1,855,259)

(a)
The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

The Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$11,200,495	$5,994,962
Short Duration Fund	1,192,314	676,073

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage- backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Funds with respect to such payments. The market for privately issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Funds to sell these securities.

•
Risks Associated with Real Estate and Regulatory Actions – The securities that the Funds own are dependent on real estate prices. If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Funds own.  Any adverse regulatory action could impact the prices of the securities the Funds own.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e. “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
TBA Securities Risk – In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2019 (Unaudited), Continued

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. Each Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by each Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2019 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019).  The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-Q and Form N-PORT is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Semper Short Duration Fund
Semper Absolute Return Bond Fund

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) on behalf of the Semper Short Duration Fund (the “Short Duration Fund”) and also approved, for another annual term, the continuance of the Advisory Agreement for the Semper Absolute Return Bond Fund (the “Absolute Return Fund” and, together with the Short Duration Fund, the “Funds”), which had not commenced operations at the time of this meeting.  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss the Short Duration Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Short Duration Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board also took into account that the Short Duration Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. The Board considered that the Absolute Return Fund had not yet commenced operations.  When reviewing the Short Duration Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund may differ significantly from funds in the peer universe. The Board therefore took into account the Adviser’s views as to the reasons for the Short Duration Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for the Fund.  In considering the Short Duration Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Short Duration Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year, three-year, five-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund performed in line with the similarly managed accounts for the one-year period, outperformed for the five-year period and underperformed for the three-year period.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and the total fees and expenses of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.85% for Investor Class shares and 0.60% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios for the Investor Class shares and Institutional Class shares were above the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios, with regard to the Investor Class shares and Institutional Class shares were above the peer group median and average. The Board noted that the Fund’s contractual advisory fee was above its peer group median and average and also above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Adviser were below the peer group median and average as of the year ended July 31, 2018. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

Absolute Return Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.55% for Investor Class shares and 1.30% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s estimated total expense ratios for the Investor Class shares and Institutional Class shares were above the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was above its peer group median and average.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board additionally noted that

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the Adviser has represented that it continues to reinvest free cash into growing its resources.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage.  The Board also reviewed information indicating that no separate accounts clients were invested in the Short Duration Fund and therefore the Adviser was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the Absolute Return Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    August 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    August 9, 2019

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date    August 9, 2019

* Print the name and title of each signing officer under his or her signature